--------------------------------
SEMIANNUAL REPORT - MAY 31, 1998

                                                          (ANCHOR NATIONAL LOGO)







































                                      ------------------------------------------
                                                         ANCHOR
                                                        PATHWAY
                                                          FUND

---------------------
              DEAR ANCHOR PATHWAY INVESTOR:

                We are pleased to report the results of the first half of fiscal
              1998 -- the six months ended May 31 -- for the seven series in the Anchor Pathway Fund, which serves as the underlying investment vehicle for the American Pathway II Variable Annuity.

                Throughout the period, Asia's financial crisis continued to dominate headlines. Extremely strong gains in most major world markets were obscured as Asia staged a comeback from October's precipitous declines. Investors mostly shrugged off concerns about how Asia's troubles might affect global businesses. Instead, they focused on more positive news: robust corporate earnings, a wave of merger activity, rising consumer spending and a generally favorable U.S. economic environment. The unmanaged Standard & Poor's 500 Composite Index, which tracks the largest U.S. stocks, returned 15.0% with dividends reinvested, while in Europe stock prices surpassed even these impressive gains. U.S. bonds also did well, benefiting from a "virtuous circle" of low inflation, falling interest rates and increased investment. The unmanaged Salomon Brothers Broad Investment-Grade Bond Index increased 4.2% on a reinvested basis for the six-month period. Not surprisingly, Asia was a glaring exception to the generally favorable market news. An economic slowdown in virtually every nation continued to depress currency values and sap financial markets. On a broader scale, the region poses the biggest risk to a generally healthy global economy; shrinking demand in Asia has already begun to squeeze profits of some companies in the U.S. and Europe. In this environment, all of the series' stock funds gained ground during the six-month period.

                Here are brief comments on the investment activities of each of the series:

                THE GROWTH SERIES, which invests primarily in U.S. stocks, recorded a six-month gain of 12.4%. Capital Research and Management Company ("CRMC") reports that once again, many of the series' larger holdings did extremely well. This was particularly true among the series' media investments, which constitute one of the portfolio's biggest industry concentrations. Viacom, a major holding, posted a 57.1% return. Other entertainment companies that rose in price were Tele-Communications/Liberty Media, Time Warner and Disney. One of the series' largest holdings, America Online, increased an astonishing 120.7%. At the other end of the spectrum, technology companies saw a bit of a slowdown due to shrinking demand in Asia and an inventory "correction" working its way through the industry. Among the stocks that suffered losses were Oracle and Intel. In all, the series held 120 stocks in a broad range of industries. About 94% of net assets was invested in stocks. The remaining 6% was held in cash and equivalents as a buying reserve.

                THE INTERNATIONAL SERIES posted a 18.5% return for the period.
              With nearly two-thirds of net assets invested in Europe, the series was well-positioned to take advantage of the broad market run-up in that region. CRMC notes that several factors were responsible for the surge in stock prices: a wave of industry consolidations; a strong U.S. dollar, which made European manufacturers more competitive; and fiscal belt-tightening by governments eager to qualify for monetary union. Nine of the series' largest holdings are based in Europe. Among these holdings, telecommunications-related issues -- Nokia, Telefonica de Espana and Ericsson -- did particularly well. Meanwhile, Asian markets continued to slide. Japan, still struggling with a banking crisis, a weakening yen and stubborn economic problems, saw equities decline 9% in U.S. dollar terms. Stocks in Hong Kong dropped a steep 21%. CRMC notes that while investors were not immune to losses in these markets, the series' Asian investments were relatively small and tended to emphasize export-oriented companies such as Mazda, which benefited from a strong U.S. dollar.


                                                           ---------------------

---------------------

                THE GROWTH-INCOME SERIES gained 12.3% in the six-month period.
              The vigorous U.S. economy proved a boon for American businesses, many of which saw their earnings -- and stock prices -- climb with strengthening consumer demand. Jobs are plentiful, credit cheap and the cost of goods relatively stable. This combination of good news helped boost auto manufacturers Ford and Chrysler; retailer giant Wal-Mart; and makers of recreational items such as Harley-Davidson. Another successful area was pharmaceuticals. Three large holdings -- Pfizer, Warner-Lambert and
              Schering-Plough -- enjoyed substantial appreciation during the period. Energy companies, on the other hand, were a disappointment. CRMC indicates that most suffered setbacks which were caused by falling oil prices. In all, of 169 stocks held over the full six-month period, 120 rose in price and 49 declined. Approximately 86% of the portfolio is held in equities, with the balance in convertible bonds and short-term instruments as a buying reserve.

                THE ASSET ALLOCATION SERIES rose 8.9% for the six months. CRMC manages the series as though it constitutes the complete U.S. portfolio of a prudent investor, with holdings in all three major asset classes. As of May 31, the series' composition reflected the relative gains in each market: 61% of net assets was held in equities, 31% in bonds and the remaining 8% in cash and equivalents. The stock portion emphasizes large, well-managed firms in historically stable industries such as healthcare, energy and financial services. The latter, in particular, was caught up in a wave of merger activity that reached a fever pitch during the period. Motivated in part by a rising stock market, banks, insurance companies and investment firms sought alliances to stay competitive. Among them were Citicorp, which is merging with Travelers, and BankAmerica, which announced plans to consolidate with NationsBank. On the fixed-income side, the series is invested in corporate bonds and U.S. Treasury securities. With interest rates low, many of these instruments rose in price, contributing to the series' results.

                THE HIGH-YIELD BOND SERIES increased 5.6%, as demand for
              lower-rated securities continued to grow during the six-month reporting period. With interest rates at historically low levels, investors have looked to these bonds -- typically rated Ba and BB or below -- for higher yields than they would receive from investment-grade or Treasury issues. At the same time, the robust U.S. economy and a strong stock market have improved the balance sheets of many debt issuers. That, in turn, has boosted the value of their bonds. CRMC adds that in an expanding market crowded with bonds offering similar yields, proprietary research is critical. That's why CRMC pays close attention to company fundamentals, with an eye toward capital appreciation in addition to yield. Because CRMC selects securities on an issue-by-issue basis, the portfolio is broadly diversified. Series holdings cut a broad swath across sectors and geographic borders. For example, one of the series' larger holdings is NTL, a British-American communications firm; U.S.-based Chancellor Media, an operator of radio stations; and COLT Telecom of the U.K, which provides telecommunications services for corporate clients across Europe.

                THE U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES registered a
              3.6% gain. CRMC believes the return reflects investor optimism that, with inflation rates near their lowest levels in 30 years, the Federal Reserve Board would not raise short-term interest rates. CRMC finds that a so-called "flight to quality" from Asian securities to the refuge of dollar-denominated government bonds set off a rally that pushed yields on the benchmark 30-year U.S. Treasury bond down to a January low of 5.7%. As of May 31, 37% of net assets was held in U.S. Treasuries. The series also maintains a large position in mortgage-backed securities. These bonds typically pay a higher yield in exchange for prepayment risk, and indeed, many mortgage holders took advantage of low interest rates during the period to refinance their loans. CRMC spends considerable time trying to minimize the
---------------------

---------------------

              impact of unexpected changes in prepayment rates -- by buying older, "seasoned" mortgages, which are less likely to be refinanced, or investing in pools of adjustable-rate mortgages that tend to be less volatile than their fixed-rate counterparts.

                THE CASH MANAGEMENT SERIES provided a return of 2.5% for the period. Convinced that the turbulence in Asia would help take some steam out of a possibly overheating U.S. economy, the Federal Reserve Board chose not to tighten credit. As a result, CRMC notes, short-term rates remained relatively flat during the six months, even as interest rates on longer-term bonds declined sharply. One consequence of this convergence of long- and short-term rates has been that money markets currently provide a fairly high yield at significantly lower risk. More importantly, of course, is the role this series can play in a long-term investment portfolio. Managed for relatively stable value and a reasonable rate of return, it can be an important diversification tool, as well as a base for making regular investments into other series. The series maintains a high-quality orientation by concentrating assets in top-grade commercial paper, all of which carry the highest credit rating from Standard & Poor's or Moody's.

                With the exception of Asia, the past half-year has coincided with yet another upsurge for financial markets, notes CRMC. While it is always gratifying to report extraordinary results, CRMC wants to remind investors that recent returns have been just that -- out of the ordinary. These high rates of return cannot be sustained indefinitely, and indeed, world markets experienced sharp declines in June, after the close of the reporting period, before recovering somewhat in July. CRMC would therefore urge you to maintain realistic expectations as you work toward achieving your long-term goals.

                As always, we appreciate your support and look forward to
              reporting to you again following the close of the fiscal year on November 30. In the meantime, CRMC will continue to scan the economic and investment horizons and work hard to help you realize your objectives.

              Sincerely,

              /s/ ELI BROAD
              --------------------------------------
              Eli Broad
              Chairman and Chief Executive Officer,
              Anchor National Life Insurance Company

              July 15, 1998

              -----------------------------------------------

              Performance figures quoted are for the Anchor Pathway Fund; therefore, they are not net of the fees and charges associated with the variable annuity. Those fees and charges, if shown, would reduce the rate of return. Past performance is no guarantee of future results.

              Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including political and social instability, differing securities regulations and accounting standards and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Money market instruments generally offer stability and income, but an investment in these securities is not guaranteed by the U.S. government or any other entity.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH SERIES                         INVESTMENT PORTFOLIO  --  MAY 31, 1998
                                                                     (UNAUDITED)

                                                                                                          VALUE
                                          COMMON STOCK -- 92.7%                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 28.9%
                       Aerospace & Military Technology -- 0.4%
                       Gulfstream Aerospace Corp.+.................................      70,000         $  2,975

                       Data Processing & Reproduction -- 7.6%
                       Adobe Systems, Inc..........................................     155,000            6,190
                       Ascend Communications, Inc.+................................      39,500            1,706
                       Compaq Computer Corp........................................     262,500            7,170
                       Data General Corp.+.........................................     200,000            3,050
                       Digital Equipment Corp. +...................................       8,300              455
                       Mentor Graphics Corp. +.....................................     120,000            1,328
                       Microsoft Corp.+............................................      45,000            3,817
                       Oracle Corp.+...............................................     705,000           16,656
                       Siebel Systems, Inc.+.......................................       1,032               23
                       Silicon Graphics, Inc.+.....................................     500,000            6,000
                       Solectron Corp.+............................................     260,000           10,757
                       Structural Dynamics Research Corp.+.........................         150            3,797

                       Electrical & Electronics -- 2.2%
                       Ericsson (L.M.) Telecommunications Co., Class B ADR.........     354,000            9,868
                       General Instrument Corp.+...................................     143,900            3,427
                       Nokia Corp., Class A ADR....................................      60,000            3,896

                       Electronic Components -- 16.9%
                       Adaptec, Inc.+..............................................     310,000            4,708
                       ADC Telecommunications, Inc.+...............................     365,000           10,266
                       Advanced Micro Devices, Inc.+...............................      25,000              487
                       Altera Corp.+...............................................     255,000            8,574
                       Analog Devices, Inc.+.......................................     636,666           15,718
                       Bay Networks, Inc.+.........................................      75,000            2,077
                       Concord EFS, Inc.+..........................................     180,000            5,737
                       Flextronics International Ltd.+.............................      70,000            2,775
                       Intel Corp..................................................     336,200           24,017
                       LSI Logic Corp.+............................................     320,000            6,820
                       Microchip Technology, Inc.+.................................     205,000            5,022
                       Micron Technology, Inc.+....................................     157,100            3,702
                       Newbridge Networks Corp.+...................................     100,000            2,837
                       Park Electrochemical Corp...................................     187,200            4,446
                       Quantum Corp.+..............................................      40,000              875
                       Rogers Corp.+...............................................     109,200            4,218
                       SCI Systems, Inc.+..........................................     240,000            8,190
                       Texas Instruments, Inc. ....................................     421,000           21,629
                       Western Digital Corp.+......................................      73,100            1,243
                       Xilinx, Inc.+...............................................      50,000            1,902

                       Electronic Instruments -- 0.8%
                       KLA-Tencor Corp.+...........................................     100,000            3,387
                       Security Dynamics Technologies, Inc.+.......................     135,000            2,852

---------------------

                                                                                                          VALUE
                                         COMMON STOCK (continued)                        SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT (continued)
                       Energy Equipment -- 1.0%
                       Baker Hughes, Inc. .........................................      50,000         $  1,800
                       Schlumberger Ltd. ..........................................      40,000            3,123
                       Transocean Offshore, Inc. ..................................      40,000            1,973
                       Western Atlas, Inc.+........................................      15,000            1,298
                                                                                                        ---------
                                                                                                         230,791
                                                                                                        ---------
                       CONSUMER GOODS -- 4.4%
                       Beverages & Tobacco -- 0.9%
                       PepsiCo, Inc................................................      40,000            1,632
                       Philip Morris Cos., Inc. ...................................     160,000            5,980

                       Food & Household Products -- 0.2%
                       Dole Food, Inc. ............................................      40,000            1,847

                       Health & Personal Care -- 2.9%
                       Avon Products, Inc. ........................................      15,000            1,227
                       BioChem Pharma, Inc.+.......................................      60,000            1,575
                       Dura Pharmaceuticals, Inc.+.................................      60,000            1,564
                       Forest Labs, Inc.+..........................................     120,000            3,960
                       Omnicare, Inc. .............................................      90,000            3,156
                       Pfizer, Inc. ...............................................      50,000            5,240
                       Pharmacia & Upjohn, Inc. ...................................      58,000            2,563
                       Warner-Lambert Co. .........................................      60,000            3,829

                       Recreation & Other Consumer Products -- 0.2%
                       Hasbro, Inc. ...............................................      10,000              383
                       Midway Games, Inc.+.........................................     100,000            1,350

                       Textiles & Apparel -- 0.2%
                       Nike, Inc., Class B.........................................      35,000            1,610
                                                                                                        ---------
                                                                                                          35,916
                                                                                                        ---------
                       ENERGY -- 2.4%
                       Energy Sources -- 2.4%
                       Murphy Oil Corp. ...........................................      80,000            4,025
                       Oryx Energy Co.+............................................     200,000            4,663
                       Pogo Producing Co. .........................................      36,500              935
                       Talisman Energy, Inc.+......................................      40,000            1,085
                       Total SA ADR................................................      20,000            1,246
                       Union Texas Petroleum Holdings, Inc. .......................     275,000            7,563
                                                                                                        ---------
                                                                                                          19,517
                                                                                                        ---------
                       FINANCE -- 5.3%
                       Banking -- 1.5%
                       Charter One Financial, Inc. ................................     154,350            5,286
                       Norwest Corp. ..............................................      50,000            1,944
                       Washington Mutual, Inc. ....................................      65,000            4,591

                       Financial Services -- 1.7%
                       Capital One Financial Corp. ................................      50,000            4,991
                       Federal National Mortgage Association.......................     150,000            8,981

                       Insurance -- 2.1%
                       Aetna, Inc. ................................................      30,000            2,345
                       EXEL Ltd. ..................................................     130,000            9,782
                       Transatlantic Holdings, Inc. ...............................      60,000            4,489
                                                                                                        ---------
                                                                                                          42,409
                                                                                                        ---------

                                                           ---------------------

                                                                                                          VALUE
                                         COMMON STOCK (continued)                        SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       MATERIALS -- 1.6%
                       Chemicals -- 1.6%
                       Air Products & Chemicals, Inc. .............................      50,000         $  4,350
                       Monsanto Co. ...............................................      50,000            2,769
                       Valspar Corp. ..............................................     150,000            6,056
                                                                                                        ---------
                                                                                                          13,175
                                                                                                        ---------

                       SERVICES -- 49.4%
                       Broadcasting & Publishing -- 21.3%
                       Adelphia Communications Corp.+..............................     205,000            4,869
                       BHC Communications, Inc., Class A+..........................      55,821            7,759
                       Cablevision Systems Corp., Class A+.........................     140,000            7,753
                       Comcast Corp., Class A......................................     235,000            8,056
                       Cox Communications, Inc., Class A+..........................     276,400           12,075
                       News Corp. Ltd. ADR.........................................     680,000           16,745
                       Tele-Communications, Inc., Series A+........................     271,576            9,318
                       Tele-Communications Liberty Media Group, Inc., Series A+....     643,537           21,237
                       Time Warner, Inc. ..........................................     563,750           43,867
                       USA Networks, Inc.+.........................................     356,500            8,734
                       Viacom, Inc., Class B+......................................     550,000           30,250

                       Business & Public Services -- 15.4%
                       Allied Waste Industries, Inc.+..............................     118,800            3,148
                       America Online, Inc.+.......................................     590,000           49,154
                       APAC TeleServices, Inc.+....................................      69,900              636
                       Avery Dennison Corp. .......................................      80,000            4,145
                       Cambridge Technology Partners, Inc.+........................     125,000            6,270
                       Cendant Corp.+..............................................     695,562           15,085
                       Columbia/HCA Healthcare Corp. ..............................     198,125            6,476
                       Ecolab, Inc. ...............................................     100,000            3,088
                       FDX Corp.+..................................................     250,000           16,031
                       First Data Corp. ...........................................     100,000            3,325
                       Shared Medical Systems Corp. ...............................      58,000            4,219
                       TeleTech Holdings, Inc.+....................................      40,000              540
                       Universal Health Services, Inc. ............................      60,000            3,300
                       USA Waste Services, Inc.+...................................      80,000            3,775
                       Waste Management, Inc. .....................................     141,912            4,612

                       Leisure & Tourism -- 5.3%
                       Carnival Corp., Class A.....................................      50,000            3,388
                       Disney (Walt) Co. ..........................................     185,000           20,928
                       Harrah's Entertainment, Inc.+...............................     160,000            4,000
                       Host Marriott Corp.+........................................     200,000            3,850
                       King World Productions, Inc.+...............................     150,000            3,825
                       Mirage Resorts, Inc.+.......................................     300,000            6,244

                       Merchandising -- 2.6%
                       Barnes & Noble, Inc.+.......................................     110,000            3,726
                       Cardinal Health, Inc. ......................................      37,000            3,298
                       Consolidated Stores+........................................     190,000            7,256
                       Limited, Inc. ..............................................      96,500            3,209
                       Spiegel, Inc., Class A......................................     366,600            1,947
                       Woolworth Corp.+............................................      77,800            1,536

                       Telecommunications -- 1.9%
                       AirTouch Communications, Inc.+..............................      50,000            2,381
                       LCI International, Inc.+....................................      50,500            1,891
                       Tele-Communications TCI Ventures Group, Series A+...........     650,000           11,314

---------------------

                                                                                                          VALUE
                                         COMMON STOCK (continued)                        SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Transportation: Airlines -- 2.9%
                       AMR Corp.+..................................................      70,000         $ 10,776
                       Delta Air Lines, Inc. ......................................      10,000            1,150
                       Southwest Airlines Co. .....................................     412,500           11,008
                                                                                                        ---------
                                                                                                         396,194
                                                                                                        ---------
                       OTHER COMMON STOCK -- 0.7%..................................                        5,232
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $442,975)..........................                      743,234
                                                                                                        ---------

                                         PREFERRED STOCK -- 0.9%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.9%
                       Broadcasting & Publishing -- 0.9%
                       News Corp., Ltd. ADR (cost $2,313)..........................     340,000            7,288
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $445,288).................                      750,522
                                                                                                        ---------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM SECURITIES -- 5.2%                                 (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 5.2%
                       Amoco Corp. 5.45% due 6/2/98................................     $ 9,300            9,299
                       Coca-Cola Co. 5.48% due 7/2/98..............................      11,500           11,446
                       du Pont (E.I.) de Nemours & Co. 5.41% due 6/3/98............       9,600            9,597
                       du Pont (E.I.) de Nemours & Co. 5.48% due 6/16/98...........       4,300            4,290
                       Lucent Technologies, Inc. 5.46% due 7/21/98.................       7,100            7,046
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $41,678)..................                       41,678
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $486,966)                                       98.8%                     792,200
                       Other assets less liabilities --                         1.2                        9,217
                                                                             ------                     ---------
                       NET ASSETS --                                          100.0%                    $801,417
                                                                             ------                     =========
                                                                             ------

              -----------------------------

              + Non-income producing security

              ADR - American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    INTERNATIONAL SERIES                    INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                                                                                            VALUE
                                    COMMON & PREFERRED STOCK -- 89.4%                     SHARES        (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------

                       ARGENTINA -- 1.1%
                       Telefonica de Argentina SA ADR (Services)...................         75,400        $  2,455
                                                                                                          ---------

                       AUSTRALIA -- 4.4%
                       Australia & New Zealand Bank Group (Finance)................        550,000           3,906
                       Brambles Industries Ltd. (Services).........................        100,000           2,029
                       Coca-Cola Amatil Ltd. (Consumer Goods)......................        262,517           1,932
                       Westpac Banking Corp., Ltd. (Finance).......................        300,000           1,982
                                                                                                          ---------
                                                                                                             9,849
                                                                                                          ---------

                       BRAZIL -- 1.9%
                       Centrais Eletricas Brasileiras SA Electrobras ADR (Capital
                         Equipment)................................................        183,000           3,262
                       Companhia Paranaense de Energia (Energy)....................    118,055,000           1,047
                                                                                                          ---------
                                                                                                             4,309
                                                                                                          ---------

                       CANADA -- 6.0%
                       Bank of Nova Scotia (Finance)...............................        206,800           5,536
                       Imasco Ltd. (Multi-industry)................................         82,000           1,517
                       Northern Telecom Ltd. (Capital Equipment)...................         94,000           6,016
                       Teck Corp., Class B (Materials).............................         40,000             494
                                                                                                          ---------
                                                                                                            13,563
                                                                                                          ---------

                       DENMARK -- 0.5%
                       Unidanmark AS (Finance).....................................         13,000           1,050
                                                                                                          ---------

                       FINLAND -- 4.1%
                       Nokia AB OY, Series A (Capital Equipment)...................         80,000           5,266
                       Nokia AB OY, Series K (Capital Equipment)...................         40,000           2,596
                       UPM-Kymmene OY (Materials)..................................         48,000           1,392
                                                                                                          ---------
                                                                                                             9,254
                                                                                                          ---------

                       FRANCE -- 5.5%
                       Canal Plus (Services).......................................         13,500           2,450
                       Carrefour SA (Services).....................................          4,300           2,628
                       Moet-Hennessy Louis Vuitton (Consumer Goods)................          8,500           1,783
                       Peugeot SA (Consumer Goods).................................          6,700           1,309
                       Total SA, Class B (Energy)..................................         33,876           4,207
                                                                                                          ---------
                                                                                                            12,377
                                                                                                          ---------

                       GERMANY -- 8.2%
                       Bayerische Motoren Werke AG (Consumer Goods)................          6,072           6,425
                       Bayerische Motoren Werke AG NV Preferred (Consumer Goods)...          2,604           1,809
                       Deutsche Bank AG (Finance)..................................         24,000           2,066
                       Mannesmann AG (Services)....................................          6,300           6,161
                       Volkswagen AG (Consumer Goods)..............................          2,500           2,027
                                                                                                          ---------
                                                                                                            18,488
                                                                                                          ---------

                       HONG KONG -- 1.6%
                       Hutchison Whampoa Ltd. (Multi-industry).....................        675,000           3,528
                                                                                                          ---------

---------------------

                                                                                                            VALUE
                                   COMMON & PREFERRED STOCK (continued)                   SHARES        (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       ITALY -- 3.0%
                       Telecom Italia Mobile SpA RNC (Services)....................         64,800        $    235
                       Telecom Italia Mobile SpA (Services)........................        873,050           5,163
                       Telecom Italia SpA+ (Services)..............................        240,000           1,294
                                                                                                          ---------
                                                                                                             6,692
                                                                                                          ---------

                       JAPAN -- 9.6%
                       Amway Japan Ltd. ADR (Services).............................         36,000             227
                       Fujitsu Ltd. (Capital Equipment)............................        180,000           2,067
                       Mazda Motor Corp.+ (Consumer Goods).........................        645,000           2,161
                       Minebea Co., Ltd. (Capital Equipment).......................        300,000           3,078
                       Nintendo Co., Ltd. (Consumer Goods).........................         11,000           1,029
                       Nippon Telegraph & Telephone Corp. (Services)...............            630           5,186
                       Rohm Co., Ltd. (Capital Equipment)..........................         20,000           2,079
                       Shohkoh Fund & Co. (Finance)................................         17,100           4,383
                       Suzuki Motor Corp. (Consumer Goods).........................        179,000           1,459
                                                                                                          ---------
                                                                                                            21,669
                                                                                                          ---------

                       KOREA -- 0.3%
                       Korea Mobile Telecommunications Corp. (Services)............            370             167
                       LG Semiconductor Co.+ (Capital Equipment)...................         48,900             412
                       Samsung Electronics (Consumer Goods)........................          1,097              42
                                                                                                          ---------
                                                                                                               621
                                                                                                          ---------

                       LUXEMBOURG -- 1.3%
                       Safra Republic Holdings, Inc. (Finance).....................         20,000           3,000
                                                                                                          ---------

                       MEXICO -- 3.8%
                       Cemex SA+ (Capital Equipment)...............................        560,000           2,314
                       Cifra SA de CV (Services)...................................         49,461              72
                       Cifra SA de CV, Series C (Services).........................        195,500             275
                       Grupo Financiero Banamex+ (Finance).........................         26,406              59
                       Grupo Televisa SA de CV GDR+ (Services).....................         35,000           1,367
                       Telefonos de Mexico SA ADR (Services).......................         95,200           4,516
                                                                                                          ---------
                                                                                                             8,603
                                                                                                          ---------

                       NETHERLANDS -- 6.8%
                       ING NV (Finance)............................................         90,000           6,180
                       Philips Electronics (Consumer Goods)........................         50,000           4,751
                       Vereenigde Ned Uitgevers (Services).........................        130,000           4,461
                                                                                                          ---------
                                                                                                            15,392
                                                                                                          ---------

                       NORWAY -- 0.9%
                       Christiania Bank Og Kreditkasse (Finance)...................        460,000           1,972
                                                                                                          ---------

                       PHILIPPINES -- 1.5%
                       Ayala Land, Inc. (Finance)..................................      3,720,000           1,261
                       Philippine Long Distance Telephone Co. (Services)...........         40,000           1,023
                       Philippine Long Distance Telephone Co. ADR (Services).......         40,000           1,015
                                                                                                          ---------
                                                                                                             3,299
                                                                                                          ---------

                       SPAIN -- 3.5%
                       Telefonica de Espana SA (Services)..........................         98,181           4,386
                       Telefonica de Espana SA ADR+ (Services).....................         26,181           3,521
                                                                                                          ---------
                                                                                                             7,907
                                                                                                          ---------

                                                           ---------------------

                                                                                                            VALUE
                                   COMMON & PREFERRED STOCK (continued)                   SHARES        (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       SWEDEN -- 4.6%
                       Astra AB, Class A (Consumer Goods)..........................        150,000        $  3,015
                       Ericsson LM Telecommunications Co., Class B (Capital
                         Equipment)................................................        190,400           5,430
                       Kinnevik, Series A (Multi-industry).........................         23,900             884
                       Kinnevik, Series B (Multi-industry).........................         15,000             548
                       Modern Times Group AB, Class A+ (Services)..................         23,900             267
                       Modern Times Group AB, Class B ADR+ (Services)..............          3,000             177
                                                                                                          ---------
                                                                                                            10,321
                                                                                                          ---------

                       SWITZERLAND -- 4.0%
                       Nestle SA+ (Consumer Goods).................................          1,250           2,677
                       Novartis AG (Consumer Goods)................................          3,754           6,355
                                                                                                          ---------
                                                                                                             9,032
                                                                                                          ---------

                       UNITED KINGDOM -- 12.3%
                       BOC Group PLC (Materials)...................................        150,000           2,376
                       Dixons Group PLC (Services).................................        600,000           5,762
                       Kingfisher PLC (Services)...................................         53,700             952
                       Lloyds TSB Group PLC (Finance)..............................        295,000           4,286
                       Reckitt & Colman PLC (Consumer Goods).......................        180,000           3,634
                       Rentokil Initial PLC (Services).............................        900,000           6,280
                       Scottish Power PLC (Energy).................................        132,240           1,194
                       Standard Chartered PLC (Finance)............................        250,000           3,116
                                                                                                          ---------
                                                                                                            27,600
                                                                                                          ---------
                       OTHER COMMON STOCK -- 4.5%..................................                         10,089
                                                                                                          ---------
                       TOTAL COMMON & PREFERRED STOCK (cost $154,288)..............                        201,070
                                                                                                          ---------
                                             RIGHTS -- 0.7%+
                       -----------------------------------------------------------------------------------------------
                       GERMANY -- 0.7%
                       Bayerische Motoren Werke 6/30/98............................              1           1,285
                       Bayerische Motoren Werke 7/30/98............................              1             362
                                                                                                          ---------
                       TOTAL RIGHTS (cost $610)....................................                          1,647
                                                                                                          ---------
                       TOTAL INVESTMENT SECURITIES (cost $154,898).................                        202,717
                                                                                                          ---------
                                                                                        PRINCIPAL
                                                                                          AMOUNT
                                      SHORT-TERM SECURITIES -- 9.6%                   (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 9.6%
                       Arco British Ltd. 5.52% due 6/18/98.........................    $     6,500        $  6,483
                       General Electric Capital Corp. 5.65% due 6/1/98.............          4,100           4,100
                       International Lease Finance Corp. 5.47% due 6/22/98.........          1,200           1,196
                       International Lease Finance Corp. 5.48% due 8/17/98.........          5,000           4,942
                       Nestle Capital Corp. 5.47% due 7/9/98.......................          5,000           4,971
                                                                                                          ---------
                       TOTAL SHORT-TERM SECURITIES (cost $21,692)..................                         21,692
                                                                                                          ---------
                       TOTAL INVESTMENTS --
                         (cost $176,590)                                       99.7%                       224,409
                       Other assets less liabilities --                         0.3                            642
                                                                             ------                       ---------
                       NET ASSETS --                                          100.0%                      $225,051
                                                                             ======                       =========


              -----------------------------

              +  Non-income producing security

              ADR - American Depository Receipt

              GDR - Global Depository Receipt

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH-INCOME SERIES                    INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                                                                                          VALUE
                                          COMMON STOCK -- 85.9%                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 15.9%
                       Aerospace & Military Technology -- 2.4%
                       Boeing Co. .................................................      40,000         $  1,905
                       General Motors Corp., Class H...............................      85,000            4,207
                       Raytheon Co., Class A.......................................      47,804            2,549
                       Raytheon Co., Class B.......................................      25,000            1,367
                       Sundstrand Corp. ...........................................     130,000            8,060
                       United Technologies Corp. ..................................      52,000            4,888

                       Data Processing & Reproduction -- 3.9%
                       3Com Corp.+.................................................     240,000            6,090
                       Adobe Systems, Inc. ........................................      40,000            1,598
                       Hewlett-Packard Co. ........................................      50,000            3,106
                       Microsoft Corp.+............................................      30,000            2,544
                       Oracle Corp.+...............................................     410,000            9,686
                       Silicon Graphics, Inc.+.....................................     294,400            3,533
                       Xerox Corp. ................................................     114,300           11,744

                       Electrical & Electronics -- 2.8%
                       Ericsson (L.M.) Telecommunications Co., Class B ADR.........     100,000            2,787
                       Nokia Corp., Class A ADR....................................     180,000           11,689
                       Siemens AG..................................................      80,000            5,165
                       York International Corp. ...................................     162,800            8,140

                       Electronic Components -- 1.1%
                       Corning, Inc. ..............................................      85,000            3,352
                       Intel Corp. ................................................      30,000            2,143
                       Texas Instruments, Inc. ....................................     100,000            5,138

                       Energy Equipment -- 1.4%
                       Schlumberger Ltd. ..........................................     115,000            8,977
                       Western Atlas, Inc.+........................................      55,900            4,839

                       Industrial Components -- 0.6%
                       Dana Corp. .................................................      50,000            2,606
                       Eaton Corp. ................................................      40,000            3,593

                       Machinery & Engineering -- 3.7%
                       Caterpillar, Inc. ..........................................     230,000           12,636
                       Crompton & Knowles Corp. ...................................     120,000            3,233
                       Deere & Co. ................................................     190,000            9,856
                       Ingersoll-Rand Co. .........................................     120,000            5,407
                       New Holland NV .............................................     100,000            2,375
                       Parker-Hannifin Corp. ......................................      60,000            2,464
                                                                                                        ---------
                                                                                                         155,677
                                                                                                        ---------
                       CONSUMER GOODS -- 13.7%
                       Automotive -- 0.8%
                       Chrysler Corp. .............................................     100,000            5,563
                       Ford Motor Co. .............................................      40,200            2,085

                                                           ---------------------

                                                                                                          VALUE
                                         COMMON STOCK (CONTINUED)                        SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS (continued)
                       Beverages & Tobacco -- 3.0%
                       Anheuser-Busch Cos., Inc. ..................................      70,000         $  3,216
                       PepsiCo, Inc. ..............................................     110,000            4,489
                       Philip Morris Cos., Inc. ...................................     240,000            8,970
                       Seagram Co., Ltd. ..........................................     220,000            9,666
                       UST, Inc. ..................................................     100,000            2,663

                       Food & Household Products -- 1.1%
                       Bestfoods...................................................      50,000            2,822
                       General Mills, Inc. ........................................      25,000            1,706
                       McCormick & Co., Inc. ......................................     100,000            3,350
                       Unilever NV ................................................      40,000            3,158

                       Health & Personal Care -- 7.4%
                       Astra AB ADR................................................     200,000            4,050
                       Avon Products, Inc. ........................................      74,900            6,128
                       DePuy, Inc. ................................................      50,000            1,494
                       Glaxo Holdings PLC ADR......................................     120,000            6,472
                       Guidant Corp. ..............................................      40,000            2,577
                       Johnson & Johnson Co. ......................................      60,000            4,144
                       Kimberly-Clark Corp. .......................................     110,000            5,452
                       Merck & Co., Inc. ..........................................      50,000            5,853
                       Pfizer, Inc. ...............................................     100,000           10,481
                       Schering-Plough Corp. ......................................     121,400           10,160
                       Warner-Lambert Co. .........................................     240,000           15,315

                       Recreation & Other Consumer Products -- 0.7%
                       Harley-Davidson, Inc. ......................................     200,000            7,150

                       Textiles & Apparel -- 0.7%
                       Nike, Inc., Class B.........................................      50,000            2,300
                       V.F. Corp. .................................................      90,000            4,787
                                                                                                        ---------
                                                                                                         134,051
                                                                                                        ---------
                       ENERGY -- 9.9%
                       Energy Sources -- 7.2%
                       Amoco Corp. ................................................     200,000            8,362
                       Ashland, Inc. ..............................................      48,800            2,434
                       Atlantic Richfield Co. .....................................     135,000           10,648
                       Kerr-McGee Corp. ...........................................      50,000            3,163
                       Murphy Oil Corp. ...........................................      50,000            2,516
                       Noble Affiliates, Inc. .....................................     100,000            3,906
                       Norsk Hydro ASA ADR.........................................      50,000            2,247
                       Oryx Energy Co.+............................................     200,000            4,663
                       Pennzoil Co. ...............................................      37,100            2,145
                       Phillips Petroleum Co. .....................................      60,000            3,004
                       Pioneer Natural Resources Co. ..............................      20,000              470
                       Texaco, Inc. ...............................................     130,000            7,507
                       Ultramar Diamond Shamrock Corp. ............................     331,600           10,590
                       Valero Energy Corp. ........................................     260,000            8,482

                       Utilities: Electric, Gas & Water -- 2.7%
                       Ameren Corp. ...............................................     100,000            3,913
                       DPL, Inc. ..................................................     270,000            4,658
                       Duke Energy Corp. ..........................................     120,000            6,915
                       GPU, Inc. ..................................................     100,000            3,850
                       TECO Energy, Inc. ..........................................     150,000            3,928
                       Williams Cos., Inc. ........................................     104,400            3,386
                                                                                                        ---------
                                                                                                          96,787
                                                                                                        ---------

---------------------

                                                                                                          VALUE
                                         COMMON STOCK (CONTINUED)                        SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 11.3%
                       Banking -- 7.9%
                       Banc One Corp. .............................................      33,000         $  1,819
                       Bank of New York Co., Inc. .................................     160,000            9,780
                       Bank of Tokyo-Mitsubishi Ltd. ADR...........................     100,000            1,050
                       BankAmerica Corp. ..........................................      40,000            3,308
                       Chase Manhattan Corp. ......................................      35,000            4,758
                       Citicorp....................................................      18,500            2,759
                       First Union Corp. ..........................................     193,960           10,728
                       Huntington Bancshares, Inc. ................................      83,600            2,738
                       KeyCorp. ...................................................     170,000            6,449
                       Marshall & Ilsley Corp. ....................................     125,300            6,766
                       Morgan (J.P.) & Co., Inc. ..................................      30,000            3,726
                       Regions Financial Corp. ....................................     125,000            5,141
                       Sakura Bank Ltd. ADR .......................................      35,000            1,120
                       SunTrust Banks, Inc. .......................................      50,000            3,950
                       Wells Fargo & Co. ..........................................      34,300           12,399

                       Financial Services -- 1.4%
                       Associates First Capital Corp., Class A.....................      15,536            1,162
                       Beneficial Corp. ...........................................      20,000            2,680
                       FINOVA Group, Inc. .........................................      11,300              625
                       Household International, Inc. ..............................      70,000            9,472

                       Insurance -- 2.0%
                       Aetna, Inc. ................................................      50,000            3,909
                       Allstate Corp. .............................................      50,000            4,706
                       General Reinsurance Corp. ..................................      50,000           10,994
                                                                                                        ---------
                                                                                                         110,039
                                                                                                        ---------
                       MATERIALS -- 9.3%
                       Chemicals -- 4.6%
                       Dow Chemical Co. ...........................................      30,000            2,906
                       du Pont (E.I.) de Nemours & Co. ............................      94,200            7,254
                       Mallinckrodt, Inc. .........................................      42,000            1,294
                       Millenium Chemicals, Inc. ..................................      91,300            2,887
                       Monsanto Co. ...............................................     220,000           12,183
                       PPG Industries, Inc. .......................................      75,000            5,466
                       Praxair, Inc. ..............................................     168,800            8,324
                       Witco Corp. ................................................     120,000            4,553

                       Forest Products & Paper -- 3.9%
                       Bowater, Inc. ..............................................     160,000            8,100
                       Fort James Corp. ...........................................     125,000            5,977
                       Georgia Pacific Timber Group................................      65,000            1,532
                       Georgia Pacific Corp. ......................................      65,000            4,172
                       International Paper Co. ....................................     100,000            4,600
                       Sonoco Products Co. ........................................      82,500            2,882
                       Union Camp Corp. ...........................................     140,000            7,656
                       Westvaco Corp. .............................................      60,000            1,710
                       Weyerhaeuser Co. ...........................................      25,000            1,270

                       Metals: Steel -- 0.2%
                       Allegheny Teldyne, Inc. ....................................     100,000            2,325

                       Metals & Minerals -- 0.6%
                       Aluminum Co. of America.....................................      85,000            5,897
                                                                                                        ---------
                                                                                                          90,988
                                                                                                        ---------

                                                           ---------------------

                                                                                                          VALUE
                                         COMMON STOCK (CONTINUED)                        SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       MULTI-INDUSTRY -- 1.3%
                       Multi-Industry -- 1.3%
                       AlliedSignal, Inc. .........................................      80,000         $  3,420
                       FMC Corp.+..................................................      75,000            5,733
                       Textron, Inc. ..............................................      50,000            3,709
                                                                                                        ---------
                                                                                                          12,862
                                                                                                        ---------
                       REAL ESTATE -- 0.4%
                       Real Estate Companies -- 0.4%
                       Meditrust Co. ..............................................     125,000            3,523
                                                                                                        ---------
                       SERVICES -- 21.3%
                       Broadcasting & Publishing -- 5.7%
                       Gannett, Inc. ..............................................      80,000            5,275
                       Harte Hanks Communications Co. .............................     400,000            9,050
                       Houston Industries, Inc. ...................................      70,000            4,874
                       Liberty Media Group, Inc., Series A+........................     326,250           10,766
                       Media General, Inc. ........................................      75,800            3,487
                       News Corp., Ltd. ADR........................................     140,000            3,448
                       Time Warner, Inc. ..........................................     100,000            7,781
                       Viacom, Inc., Class B+......................................     200,000           11,000

                       Business & Public Services -- 4.7%
                       Alexander & Baldwin, Inc. ..................................     180,000            5,175
                       Avery Dennison Corp. .......................................     100,000            5,181
                       Browning-Ferris Industries, Inc. ...........................     255,800            9,097
                       Electronic Data Systems Corp. ..............................     180,000            6,547
                       Hertz Corp., Class A........................................     171,900            7,886
                       Ikon Office Solutions, Inc. ................................     288,700            6,117
                       Pitney Bowes, Inc. .........................................      60,000            2,820
                       Waste Management, Inc. .....................................     110,000            3,575

                       Leisure & Tourism -- 1.6%
                       Disney (Walt) Co. ..........................................     140,000           15,837

                       Merchandising -- 3.7%
                       American Stores Co. ........................................      60,000            1,496
                       Cardinal Health, Inc. ......................................      22,600            2,014
                       Circuit City Stores, Inc. ..................................     225,000            9,535
                       Federated Department Stores, Inc.+..........................     120,000            6,218
                       Lowe's Cos., Inc. ..........................................      50,000            3,959
                       Penney (J.C.), Inc. ........................................      25,000            1,795
                       Wal-Mart Stores, Inc. ......................................     200,000           11,038

                       Telecommunications -- 4.6%
                       AirTouch Communications, Inc.+..............................      81,013            3,858
                       Ameritech Corp. ............................................     220,000            9,336
                       AT&T Corp. .................................................     275,000           16,741
                       SBC Communications, Inc. ...................................      80,000            3,110
                       Telefonos de Mexico SA ADR..................................      60,000            2,846
                       U.S. West, Inc. Communications Group........................     171,800            8,719

                       Transportation: Rail & Road -- 1.0%
                       Norfolk Southern Corp. .....................................     195,000            6,106
                       Union Pacific Corp. ........................................      80,000            3,870
                                                                                                        ---------
                                                                                                         208,557
                                                                                                        ---------
                       OTHER COMMON STOCK -- 2.8%..................................                       27,288
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $545,740)..........................                      839,772
                                                                                                        ---------

---------------------

                                                                                                          VALUE
                                         PREFERRED STOCK -- 0.2%                         SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.2%
                       Broadcasting & Publishing -- 0.2%
                       News Corp., Ltd. ADR (cost $1,044)..........................      80,000         $  1,715
                                                                                                        ---------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                                        CONVERTIBLE BONDS -- 0.7%                    (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 0.4%
                       Health & Personal Care -- 0.4%
                       Sepacor, Inc. 6.25% 2005#...................................     $ 3,650            4,220
                                                                                                        ---------
                       SERVICES -- 0.3%
                       Business & Public Services -- 0.3%
                       CUC International, Inc. 3.00% 2002#.........................       3,000            3,026
                                                                                                        ---------
                       TOTAL CONVERTIBLE BONDS (cost $6,679).......................                        7,246
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $553,463).................                      848,733
                                                                                                        ---------

                                      SHORT-TERM SECURITIES -- 11.1%
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 9.2%
                       American Express Credit Corp. 5.50% due 7/9/98..............       4,500            4,474
                       American Express Credit Corp. 5.51% due 7/9/98..............       8,000            7,953
                       Amoco Corp. 5.45% due 6/2/98................................      10,400           10,398
                       Coca-Cola Co. 5.50% due 7/10/98.............................      13,000           12,923
                       du Pont (E.I.) de Nemours & Co. 5.47% due 6/18/98...........       6,500            6,483
                       du Pont (E.I.) de Nemours & Co. 5.48% due 6/16/98...........       4,000            3,991
                       Duke Power Co. 5.49% due 7/14/98............................       8,300            8,246
                       Emerson Electric Co. 5.47% due 8/25/98......................      13,400           13,227
                       Ford Motor Credit Co. 5.51% due 6/19/98.....................      10,000            9,972
                       Gannett, Inc. 5.48% due 6/1/98..............................      11,900           11,900
                                                                                                        ---------
                                                                                                          89,567
                                                                                                        ---------
                       FEDERAL AGENCY OBLIGATIONS -- 1.9%
                       Federal Home Loan Mortgage Discount Notes 5.42% due
                         6/24/98...................................................       2,000            1,993
                       Federal National Mortgage Association Discount Notes 5.42%
                         due 6/23/98...............................................       2,100            2,093
                       Federal National Mortgage Association Discount Notes 5.42%
                         due 6/26/98...............................................      14,880           14,824
                                                                                                        ---------
                                                                                                          18,910
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $108,477).................                      108,477
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $661,940)                              97.9%                              957,210
                       Other assets less liabilities --                2.1                                20,137
                                                                     ------                             ---------
                       NET ASSETS --                                 100.0%                             $977,347
                                                                     ======                             =========


              -----------------------------

              +  Non-income producing security

              # Resale restricted to qualified institutional buyers

              ADR - American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
                 ASSET ALLOCATION SERIES  INVESTMENT PORTFOLIO  --  MAY 31, 1998
                                                                     (UNAUDITED)

                                                                                                          VALUE
                                          COMMON STOCK -- 60.2%                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 10.6%
                       Aerospace & Military Technology -- 3.0%
                       Boeing Co. .................................................      40,000         $  1,905
                       Raytheon Co., Class A.......................................      24,333            1,297
                       Raytheon Co., Class B.......................................      25,000            1,367

                       Data Processing & Reproduction -- 1.6%
                       International Business Machines Corp. ......................      20,000            2,347

                       Electrical & Electronics -- 1.7%
                       Nokia Corp., Class A ADR....................................      20,000            1,299
                       York International Corp. ...................................      26,400            1,320

                       Electronic Components -- 1.1%
                       AMP, Inc. ..................................................      45,000            1,710

                       Industrial Components -- 2.2%
                       Dana Corp. .................................................      35,000            1,825
                       Genuine Parts Co. ..........................................      45,000            1,527

                       Machinery & Engineering -- 1.0%
                       Deere & Co. ................................................      30,000            1,556
                                                                                                        ---------
                                                                                                          16,153
                                                                                                        ---------
                       CONSUMER GOODS -- 8.7%
                       Beverages & Tobacco -- 2.0%
                       PepsiCo, Inc................................................      40,000            1,633
                       UST, Inc. ..................................................      55,000            1,464

                       Food & Household Products -- 1.4%
                       General Mills, Inc. ........................................      30,000            2,047

                       Health & Personal Care -- 5.3%
                       Pfizer, Inc. ...............................................      40,000            4,193
                       SmithKline Beecham PLC ADR..................................      30,000            1,614
                       Warner-Lambert Co. .........................................      36,000            2,297
                                                                                                        ---------
                                                                                                          13,248
                                                                                                        ---------
                       ENERGY -- 9.0%
                       Energy Sources -- 9.0%
                       Amoco Corp. ................................................      30,000            1,254
                       Atlantic Richfield Co. .....................................      20,000            1,578
                       Chevron Corp. ..............................................      20,000            1,597
                       Kerr-McGee Corp. ...........................................      30,000            1,897
                       Murphy Oil Corp. ...........................................      35,000            1,761
                       Oryx Energy Co.+............................................      50,000            1,166
                       Phillips Petroleum Co. .....................................      35,000            1,752
                       Royal Dutch Petroleum Co. ADR...............................      24,000            1,346
                       Ultramar Diamond Shamrock Corp.+............................      40,000            1,278
                                                                                                        ---------
                                                                                                          13,629
                                                                                                        ---------

---------------------

                                                                                                          VALUE
                                         COMMON STOCK (CONTINUED)                        SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 9.7%
                       Banking -- 5.2%
                       BankAmerica Corp. ..........................................      30,000         $  2,480
                       Citicorp. ..................................................      15,000            2,237
                       First Union Corp. ..........................................      32,400            1,792
                       KeyCorp. ...................................................      35,000            1,328

                       Insurance -- 4.5%
                       American General Corp. .....................................      25,000            1,678
                       General Reinsurance Corp.+..................................      13,000            2,858
                       St. Paul Cos., Inc. ........................................      53,599            2,379
                                                                                                        ---------
                                                                                                          14,752
                                                                                                        ---------
                       MATERIALS -- 8.4%
                       Chemicals -- 3.9%
                       Air Products & Chemicals, Inc...............................      25,000            2,175
                       PPG Industries, Inc. .......................................      25,000            1,822
                       Praxair, Inc. ..............................................      40,000            1,972

                       Forest Products & Paper -- 4.1%
                       Georgia-Pacific Corp. ......................................      30,000            1,926
                       Sonoco Products Co. ........................................      38,300            1,338
                       Union Camp Corp. ...........................................      20,000            1,094
                       Weyerhaeuser Co. ...........................................      35,000            1,778

                       Metals & Minerals -- 0.4%
                       Aluminum Co. of America.....................................       8,000              555
                                                                                                        ---------
                                                                                                          12,660
                                                                                                        ---------
                       MULTI-INDUSTRY -- 1.5%
                       Multi-Industry -- 1.5%
                       Textron, Inc................................................      30,000            2,226
                                                                                                        ---------

                       SERVICES -- 8.7%
                       Business & Public Services -- 3.9%
                       Alexander & Baldwin, Inc....................................      30,000              862
                       Avery Dennison Corp. .......................................      30,000            1,554
                       Rentokil Initial PLC ADR....................................      30,000            2,033
                       Reuters Group PLC ADR.......................................      21,700            1,486

                       Merchandising -- 3.8%
                       Penney (J.C.), Inc. ........................................      25,000            1,795
                       Wal-Mart Stores, Inc. ......................................      40,000            2,208
                       Walgreen Co. ...............................................      50,000            1,759

                       Telecommunications -- 0.0%
                       Nextel Communications, Inc., Class A+.......................       1,549               37

                       Transportation: Rail & Road -- 1.0%
                       Union Pacific Corp. ........................................      30,000            1,451
                                                                                                        ---------
                                                                                                          13,185
                                                                                                        ---------
                       OTHER COMMON STOCK -- 3.6%..................................                        5,514
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $61,664)...........................                       91,367
                                                                                                        ---------

                                                           ---------------------

                                                                                                          VALUE
                                         PREFERRED STOCK -- 1.0%                         SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 0.2%
                       Banking -- 0.2%
                       NB Capital Corp., Series A*.................................         250         $    261
                                                                                                        ---------

                       SERVICES -- 0.8%
                       Broadcasting & Publishing -- 0.8%
                       Adelphia Communications Corp., Series B.....................       5,000              595
                       American Radio Systems Corp., Series B......................       5,264              606
                                                                                                        ---------
                                                                                                           1,201
                                                                                                        ---------
                       TOTAL PREFERRED STOCK (cost $1,284).........................                        1,462
                                                                                                        ---------

                                                                                       PRINCIPAL
                                                                                         AMOUNT
                                          BONDS & NOTES -- 31.1%                     (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONVERTIBLE BONDS -- 0.1%
                       Broadcasting & Publishing -- 0.1%
                       Time Warner, Inc. zero coupon 2013..........................     $   250              151
                                                                                                        ---------

                       CORPORATE BONDS -- 17.8%
                       Business Services -- 0.2%
                       Ziff Davis, Inc. 8.50% 2008.................................         250              252

                       Energy Sources -- 1.4%
                       Oryx Energy Co. 9.50% 1999..................................       1,500            1,559
                       Oryx Energy Co. 10.00% 1999.................................         500              517

                       Entertainment Products -- 0.1%
                       V2 Music Holding zero coupon 2008*#@........................         175              147

                       Finance -- 6.3%
                       Advanta Corp., Series D 6.57% 2000..........................       1,325            1,272
                       Asset Backed Securities Investment Trust Series 1997-D,
                         Class A 6.79% 2003++*#....................................       1,000            1,003
                       Barnett Capital I 8.06% 2026................................         500              548
                       Capital One Bank 6.97% 2002.................................       2,250            2,290
                       Central Fidelity Capital Trust I, Series A 6.59% 2008(1)....         150              155
                       Chevy Chase Savings Bank 9.25% 2008.........................         500              513
                       First Plus Home Loan Trust, Series 1997-1, Class A6 6.95%
                         2015++....................................................         500              510
                       Fuji Bank Investment LLC zero coupon 2049#@.................         250              216
                       IBJ Preferred Capital Co. LLC 8.79% 2049#(1)................         500              443
                       IMC Home Equity Loan Trust, Series 1996-2, Class A2 6.78%
                         2011++....................................................          97               97
                       Irvine Property 7.46% 2006*.................................         500              512
                       Morgan Stanley Capital I, Inc. 7.12% 2008*..................         500              507
                       Ocwen Financial Corp. 11.88% 2003...........................         250              285
                       PDVSA Finance Ltd., Series D 7.40% 2016#(1).................         250              253
                       Socgen Real Estate Co. LLC, Series A 7.64% 2049#(1).........         500              504
                       Tokai Preferred Capital LLC, Series A 9.98% 2049#(1)........         500              464

                       Industrial -- 5.1%
                       Allegiance Corp. 7.00% 2026.................................         500              537
                       Container Corp. of America 9.75% 2003.......................         500              538
                       Dayton Hudson Corp. 8.50% 2022..............................         500              543
                       Esat Holdings Ltd. zero coupon 2007*@.......................         500              371
                       Freeport McMoRan Copper & Gold 7.20% 2026...................         500              413
                       Globo Comunicacoes Participacoes Ltd., Class B 10.50%
                         2006#.....................................................         400              394
                       Gruma SA de CV 7.63% 2007#..................................         250              246
                       Hyundai Semiconductor 8.63% 2007*#..........................         425              346
                       Inco Ltd. 9.60% 2022........................................         400              447
                       Omnipoint Corp. 11.63% 2006.................................         250              268
                       Owens Illinois, Inc. 8.10% 2007.............................         250              265
                       Pan Pacific Industrial Investment PLC zero coupon 2007#.....       1,000              401

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                        BONDS & NOTES (CONTINUED)                    (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE BONDS (continued)
                       Industrial (continued)
                       Royal Caribbean Cruises Ltd. 7.00% 2007.....................     $   500         $    508
                       Time Warner Pass Through Asset Trust 6.10% 2001#(1).........         500              497
                       Time Warner, Inc. 9.13% 2013................................       1,000            1,216
                       United Defense Industries, Inc. 8.75% 2007..................         300              303
                       Wharf International Finance Ltd. 7.63% 2007.................         500              425

                       Telecommunications -- 2.3%
                       Cei Citicorp Holdings SA 11.25% 2007*#......................         500              440
                       Clearnet Communications, Inc. zero coupon 2008@.............       1,000              412
                       Consorcio Ecuatoriano de Telecommunicaciones 14.00% 2002....         250              249
                       Iridium Capital Corp., Series A 13.00% 2005#................         250              269
                       Nextel Communications, Inc. zero coupon 2008#@..............       1,500              947
                       Nextel International, Inc. zero coupon 2008#@...............         300              178
                       Qwest Communications International, Inc. zero coupon
                         2007@.....................................................         500              369
                       Tele-Communications, Inc. 9.25% 2023........................         500              574

                       Transportation -- 2.4%
                       Airplanes Pass Through Trust, Class C 8.15% 2019++*.........         499              525
                       Continental Airlines Pass Through Trust 6.94% 2013++........         961              993
                       Delta Air Lines, Inc. 10.50% 2016...........................         500              663
                       Jet Equipment Trust, Class B 7.83% 2012.....................         467              496
                       United Airlines Pass Through Trust, Series 1996, Class A2
                         7.87% 2019++..............................................         500              532
                       USAir, Inc., Class A 6.76% 2008.............................         470              482
                                                                                                        ---------
                                                                                                          26,894
                                                                                                        ---------

                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.3%
                       Republic of Argentina 11.75% 2007*#.........................         250              244
                       Republic of Argentina 9.70% 2027............................         250              232
                                                                                                        ---------
                                                                                                             476
                                                                                                        ---------

                       U.S. GOVERNMENT & AGENCIES -- 4.0%++
                       Federal National Mortgage Association 6.00% 2013............         990              978
                       Federal National Mortgage Association 6.50% TBA.............       1,000            1,006
                       Federal National Mortgage Association 6.53% 2006............       1,500            1,491
                       Federal National Mortgage Association 7.52% 2004............       2,000            2,027
                       Government National Mortgage Association 8.50% 2027.........         611              645
                                                                                                        ---------
                                                                                                           6,147
                                                                                                        ---------

                       UNITED STATES TREASURY -- 8.9%
                       7.50% Bonds 2016............................................       3,000            3,539
                       10.75% Bonds 2003...........................................       4,000            4,871
                       3.63% Notes 2002............................................       2,000            1,976
                       6.50% Notes 2002............................................       1,000            1,031
                       7.25% Notes 2004............................................       2,000            2,163
                                                                                                        ---------
                                                                                                          13,580
                                                                                                        ---------
                       TOTAL BONDS & NOTES (cost $46,677)..........................                       47,248
                                                                                                        ---------

                                                           ---------------------

                                                                                                          VALUE
                                            WARRANTS -- 0.0%+                            SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.0%
                       Telecommunications -- 0.0%
                       Esat Holdings Ltd. 2/1/07*#.................................         500         $     17
                       Iridium World Communications, Inc. 7/15/05#.................         250               49
                                                                                                        ---------
                       TOTAL WARRANTS (cost $15)...................................                           66
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $109,640).................                      140,143
                                                                                                        ---------

                                                                                       PRINCIPAL
                                                                                         AMOUNT
                                      SHORT-TERM SECURITIES -- 8.7%                  (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 8.7%
                       Abbott Laboratories, Inc. 5.47% due 6/1/98..................     $ 1,900            1,900
                       Baltimore Gas & Electric Co. 5.51% due 6/9/98...............       1,500            1,498
                       Coca-Cola Co. 5.48% due 7/2/98..............................       1,700            1,692
                       du Pont (E.I.) de Nemours & Co. 5.48% due 6/16/98...........       2,600            2,594
                       General Electric Capital Corp. 5.65% due 6/1/98.............       3,910            3,910
                       Motorola, Inc. 5.47% due 6/8/98.............................       1,700            1,698
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $13,292)..................                       13,292
                                                                                                        ---------
                       TOTAL INVESTMENTS -- (cost $122,932)            101.0%                            153,435
                       Liabilities in excess of other assets --         (1.0)                             (1,577)
                                                                       ------                           ---------
                       NET ASSETS --                                   100.0%                           $151,858
                                                                       ======                           =========

              -----------------------------

              +   Non-income producing security

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than stated maturity.

              *   Fair valued security; see Note 2

              #  Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement.

              (1) Variable rate security; rate as of May 31, 1998

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    HIGH-YIELD BOND SERIES                  INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                          BONDS & NOTES -- 88.8%                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 7.5%
                       Construction & Housing -- 0.9%
                       CSC Holdings, Inc. 9.88% 2013...............................     $ 1,000         $  1,092

                       Electronic Components -- 1.5%
                       Flextronics International Ltd. 8.75% 2007...................       1,750            1,765

                       Electronic Instruments -- 1.6%
                       Cellnet Data Systems, Inc. zero coupon 2007@................       2,449            1,390
                       Global TeleSystems Ltd. 9.88% 2005..........................         400              414

                       Industrial Components -- 3.5%
                       Breed Technologies, Inc. 9.25% 2008#........................       2,500            2,500
                       Graham Packaging Co. 8.75% 2008#............................       1,000            1,010
                       Impress Metal Packaging Holdings 9.88% 2007................. (DEM) 1,000              588

                                                                                                        ---------
                                                                                                           8,759
                                                                                                        ---------
                       CONSUMER GOODS -- 5.1%
                       Appliances & Household Durables -- 1.8%
                       Home Products International, Inc. 9.63% 2008#...............       1,000            1,010
                       Lifestyle Furnishings International Ltd. 10.88% 2006........       1,000            1,115

                       Beverages & Tobacco -- 0.9%
                       Canandaigua Wine, Inc. 8.75% 2003...........................         500              512
                       Standard Commercial Corp. 8.88% 2005........................         500              496

                       Food & Household Products -- 0.4%
                       Favorite Brands International, Inc. 10.75% 2006#............         500              509

                       Recreation & Other Consumer Products -- 0.9%
                       V2 Music Holdings PLC zero coupon 2008*#@(3)................       2,000            1,030

                       Textiles & Apparel -- 1.1%
                       Tultex Corp. 10.63% 2005....................................       1,250            1,291
                                                                                                        ---------
                                                                                                           5,963
                                                                                                        ---------
                       CONSUMER SERVICES -- 1.6%
                       Retail -- 1.6%
                       Boyds Collection Ltd. 9.00% 2008#...........................         500              502
                       Kmart Corp. 9.78% 2020......................................         250              279
                       Randalls Food Markets, Inc. 9.38% 2007......................       1,000            1,050
                                                                                                        ---------
                                                                                                           1,831
                                                                                                        ---------
                       ENERGY -- 5.5%
                       Energy Sources -- 5.5%
                       Benton Oil & Gas Co. 9.38% 2007.............................         500              490
                       Benton Oil & Gas Co. 11.63% 2003............................         500              527
                       Doe Run Resources Corp. 11.25% 2005#........................       1,500            1,541
                       Forcenergy, Inc. 8.50% 2007.................................         500              485
                       Forcenergy, Inc. 9.50% 2006.................................       1,250            1,294
                       Kelley Oil & Gas Corp., Series B 10.38% 2006................         750              772
                       Kelley Oil & Gas Corp., Series C 10.38% 2006#...............         250              255

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                        BONDS & NOTES (CONTINUED)                    (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources (continued)
                       Lomak Petroleum, Inc. 8.75% 2007............................     $   500         $    508
                       Ocean Energy, Inc. 8.88% 2007...............................         500              523
                                                                                                        ---------
                                                                                                           6,395
                                                                                                        ---------
                       FINANCE -- 2.8%
                       Financial Services -- 2.8%
                       Amresco, Inc. 9.88% 2005....................................         750              769
                       DR Structured Finance Corp. 9.35% 2019*(1)..................         500              537
                       IBJ Preferred Capital Co. LLC 8.79% 2049#(1)................         500              443
                       PTC International Finance BV zero coupon 2007@..............       1,000              697
                       William Hill Finance PLC 10.63% 2008........................         157              255
                       Wilshire Financial Services Group, Inc. 13.00% 2004.........         500              540
                                                                                                        ---------
                                                                                                           3,241
                                                                                                        ---------
                       INDUSTRIAL & COMMERCIAL -- 2.6%
                       Industrial -- 2.6%
                       Comcast Cellular Holdings, Inc. 9.50% 2007..................       1,500            1,545
                       Consumers International, Inc. 10.25% 2005#..................         500              538
                       Newsquest Capital PLC 11.00% 2006...........................         900            1,012
                                                                                                        ---------
                                                                                                           3,095
                                                                                                        ---------
                       MATERIALS -- 6.7%
                       Chemicals -- 1.2%
                       Key Plastics, Inc. 10.25% 2007..............................       1,000            1,060
                       Texas Petrochemicals Corp. 11.13% 2006......................         250              275

                       Forest Products & Paper -- 4.6%
                       Anchor Glass Container Corp. 9.88% 2008#....................         750              750
                       Anchor Glass Container Corp. 11.25% 2005....................         500              545
                       Container Corp. of America 9.75% 2003.......................       2,250            2,419
                       Container Corp. of America 11.25% 2004......................         500              541
                       Paperboard Industries International, Inc. 8.38% 2007........       1,100            1,112

                       Metals & Minerals -- 0.9%
                       Kaiser Aluminum & Chemical Corp. 12.75% 2003................       1,000            1,069
                                                                                                        ---------
                                                                                                           7,771
                                                                                                        ---------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 1.1%
                       Republic of Argentina 11.38% 2017...........................         500              536
                       United Mexican States 11.38% 2016...........................         700              800
                                                                                                        ---------
                                                                                                           1,336
                                                                                                        ---------
                       REAL ESTATE -- 1.1%
                       Real Estate Companies -- 0.7%
                       MDC Holdings, Inc. 8.38% 2008...............................         750              743

                       Real Estate Investment Trusts -- 0.4%
                       Felcor Suites Hotels, Inc. 7.38% 2004.......................         500              491
                                                                                                        ---------
                                                                                                           1,234
                                                                                                        ---------
                       SERVICES -- 54.8%
                       Broadcasting & Publishing -- 15.3%
                       Adelphia Communications Corp. 8.38% 2008....................       1,500            1,470
                       Century Communications Corp. zero coupon 2008...............       2,500            1,088
                       Chancellor Media Corp. 8.75% 2007...........................       1,000            1,028
                       Chancellor Media Corp. 9.38% 2004...........................       1,000            1,040
                       Chancellor Media Corp. 12.00% 2009*.........................       2,859            3,498
                       Comcast UK Cable Partners Ltd. zero coupon 2007@............       2,000            1,645
                       Falcon Holdings Group LP 8.38% 2010#........................       1,250            1,228
                       Fox Liberty Networks LLC 8.88% 2007.........................         250              253

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                        BONDS & NOTES (CONTINUED)                    (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Broadcasting & Publishing (continued)
                       Gray Communications Systems, Inc. 10.63% 2006...............     $ 1,500         $  1,642
                       International CableTel, Inc. zero coupon 2005@..............         750              638
                       Lenfest Communications, Inc. 8.25% 2008#....................       1,000            1,010
                       Orion Network Systems, Inc. 11.25% 2007.....................       1,275            1,449
                       RBS Participacoes SA 11.00% 2007*#..........................         500              490
                       Sun Media Corp. 9.50% 2007..................................         975            1,038
                       Transwestern Publishing Co. 9.63% 2007......................         250              259

                       Business & Public Services -- 11.7%
                       Allied Waste North America, Inc. 10.25% 2006................       2,000            2,205
                       Integrated Health Services, Inc. 9.25% 2008.................       1,750            1,794
                       Integrated Health Services, Inc. 9.50% 2007.................       1,825            1,893
                       Mariner Health Group, Inc. 9.50% 2006.......................         385              412
                       Omnipoint Corp. 11.63% 2006.................................       1,125            1,204
                       Paracelsus Healthcare Corp. 10.00% 2006.....................       2,750            2,805
                       Printpack, Inc. 10.63% 2006.................................         500              535
                       Protection One Alarm Monitoring Corp. zero coupon 2005@.....       1,000            1,137
                       Teligent, Inc. 11.50% 2007..................................         875              890
                       Tenet Healthcare Corp. 8.00% 2005...........................         500              515
                       Unison Healthcare Corp. 13.75% 2006*#(2)....................         650              260

                       Leisure & Tourism -- 3.2%
                       AMF Group, Inc. 10.88% 2006.................................       1,500            1,650
                       AMF Group, Inc. zero coupon 2006@...........................         155              126
                       Boyd Gaming Corp. 9.25% 2003................................         500              526
                       Friendly Ice Cream Corp. 10.50% 2007........................         625              666
                       Sun International Ltd. 9.00% 2007...........................         750              787

                       Telecommunications -- 23.6%
                       American Cellular Corp. 10.50% 2008#........................       1,000              996
                       Cellular Communications of Puerto Rico, Inc. 10.00% 2007....         500              504
                       Centennial Cellular Corp. 8.88% 2001........................       2,500            2,606
                       Clearnet Communications, Inc. zero coupon 2008@.............       6,175            2,543
                       Clearnet Communications, Inc. zero coupon 2007@.............       1,000              456
                       COLT Telecom Group PLC 8.88% 2007*#......................... (DEM) 2,000            1,219
                       Comunicacion Celular SA zero coupon 2003*@..................       1,000              775
                       Consorcio Ecuatoriano de Telecommunicaciones 14.00% 2002....         500              499
                       Esat Holdings Ltd. zero coupon 2007*@.......................         500              371
                       Globalstar LP 11.38% 2004...................................         500              497
                       Hermes Europe Railtel BV 11.50% 2007........................         500              568
                       Intermedia Communications, Inc. zero coupon 2007@...........       1,000              735
                       McCaw International Ltd. zero coupon 2007@..................       1,000              662
                       Mobile Telecommunication Technologies Corp. 13.50% 2002.....         500              580
                       MobileMedia Communications, Inc. zero coupon 2003...........       1,000              200
                       Nextel Communications, Inc. zero coupon 2007@...............       1,000              665
                       Nextel Communications, Inc. zero coupon 2007@...............       2,750            1,774
                       Nextel Communications, Inc. zero coupon 2008#@..............       2,250            1,420
                       Nextlink Communications, Inc. 9.00% 2008#...................         250              253
                       NTL, Inc. 9.50% 2008#.......................................       1,750            2,833
                       NTL, Inc. 10.00% 2007.......................................         500              535
                       Pricellular Wireless Corp. zero coupon 2001.................       1,000            1,097
                       Pricellular Wireless Corp. zero coupon 2003@................       1,000            1,090
                       Qwest Communications International, Inc. zero coupon
                         2008#@....................................................       1,500            1,057
                       Viatel, Inc. zero coupon 2008#@(3)..........................       1,000              595
                       Viatel, Inc. 11.15% 2008#(3)................................ (DEM)   500              292
                       Viatel, Inc. 11.25% 2008#(3)................................       2,500            2,600

                                                           ---------------------

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT           VALUE
                                  BONDS & NOTES (CONTINUED)                                      (IN THOUSANDS)   (IN THOUSANDS)
                       ----------------------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Broadcasting & Publishing (continued)
                       Transportation -- 1.0%
                       USAir, Inc. 9.63% 2003....................................................     $     500       $      541
                       USAir, Inc. 10.38% 2013...................................................           500              562
                                                                                                                      -----------
                                                                                                                          63,706
                                                                                                                      -----------
                       TOTAL BONDS & NOTES (cost $101,343).......................................                        103,331
                                                                                                                      -----------

                        U.S. GOVERNMENT AND AGENCIES -- 0.9%
                        ------------------------------------------------------------------------------------------------------------
                       UNITED STATES TREASURY -- 0.9%
                       8.00% Notes 2001 (cost $1,061)............................................         1,000            1,065
                                                                                                                      -----------
                       COMMON STOCK --0.0%                                                             SHARES
                       ------------------------------------------------------------------------------------------------------------
                       SERVICES -- 0.0%
                       Telecommunications -- 0.0%
                       Nextel Communications, Inc., Class A+ (cost $25)..........................         1,549               37
                                                                                                                      -----------

                       PREFERRED STOCK -- 2.1%
                       ------------------------------------------------------------------------------------------------------------
                       SERVICES -- 2.1%
                       Broadcasting & Publishing -- 2.1%
                       American Radio Systems Corp., Series B (cost $2,146)......................        20,934            2,413
                                                                                                                      -----------

                       WARRANTS -- 0.3%+
                       ------------------------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 0.1%
                       Electronic Instruments -- 0.1%
                       Cellnet Data Systems, Inc. 9/15/07#.......................................         1,000               32
                                                                                                                      -----------
                       SERVICES -- 0.2%
                       Broadcasting & Publishing -- 0.0%
                       Heartland Wireless Communication, Inc. 4/15/00*#..........................         3,000                0
                       Orion Network Systems, Inc. 1/15/07*......................................         1,275               21

                       Telecommunications -- 0.2%
                       Cellular Communications International, Inc. 8/15/03*......................         2,250               79
                       Comunicacion Celular SA 11/15/03*.........................................         1,000               70
                       Esat Holdings Ltd. 2/01/07*...............................................           500               17
                       Globalstar Telecommunications 2/15/04#....................................           500               68
                       McCaw International Ltd. 4/15/07..........................................         1,000                4
                       Nextel Communications, Inc. 4/25/99*......................................           500                4
                                                                                                                      -----------
                                                                                                                             263
                                                                                                                      -----------
                       TOTAL WARRANTS (cost $88).................................................                            295
                                                                                                                      -----------
                       TOTAL INVESTMENT SECURITIES (cost $104,663)...............................                        107,141
                                                                                                                      -----------

                       ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                      SHORT-TERM SECURITIES -- 4.8%                  (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 4.8%
                       du Pont (E.I.) de Nemours & Co. 5.48% due 6/16/98...........     $ 2,000         $  1,995
                       General Electric Capital Corp. 5.65% due 6/1/98.............       2,430            2,430
                       Motorola, Inc. 5.47% due 6/8/98.............................       1,100            1,099
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $5,524)...................                        5,524
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $110,187)                                      96.9%                      112,665
                       Other assets less liabilities --                        3.1                         3,645
                                                                             ------                     ---------
                       NET ASSETS --                                         100.0%                     $116,310
                                                                             ------                     =========
                                                                             ------

              -----------------------------

              +   Non-income producing security

              *   Fair valued security; see Note 2

              #  Resale restricted to qualified institutional buyer

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (1) Variable rate security; rate as of May 31, 1998

              (2) Bond in default

              (3) Bond issued as a part of a unit which includes an equity component

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

              ------------------------------------------------------------------

                                                                   GROSS UNREALIZED
                          CONTRACT           IN         DELIVERY     APPRECIATION
                         TO DELIVER     EXCHANGE FOR      DATE      (IN THOUSANDS)
                       ------------------------------------------------------------
                       DEM    944,000   USD  539,922    08/26/98        $  8
                                                                        -----
                                                                           8
                                                                        -----

                                                                   GROSS UNREALIZED
                                                                     DEPRECIATION
                                                                    (IN THOUSANDS)
                       ------------------------------------------------------------
                       DEM  1,045,000   USD  574,533    06/23/98         (12)
                       DEM    987,000   USD  536,401    07/02/98         (18)
                       DEM    500,000   USD.. 271,748... 07/07/98         (9)
                                                                        -----
                                                                         (39)
                                                                        -----
                       Net Unrealized Depreciation...                   $(31)
                                                                        =====

              -----------------------------

              DEM - Deutsche Mark
              USD  - United States Dollar

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    U.S. GOVERNMENT/
    AAA-RATED SECURITIES SERIES             INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                          BONDS & NOTES -- 95.0%                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       ASSET-BACKED SECURITIES -- 8.6%++
                       EQCC Home Equity Loan Trust, Series A, Class A2 6.95%
                         2012......................................................      $  300         $    301
                       Green Tree Financial Corp., Series 1995-9, Class A5 6.80%
                         2027......................................................       1,000            1,015
                       Nomura Asset Securities, Series D, Class A 6.28% 2028.......       2,968            2,990
                       Structured Asset Securities Corp., Series 1998, Class RF
                         8.71% 2025#...............................................       1,983            2,116
                                                                                                        ---------
                                                                                                           6,422
                                                                                                        ---------
                       DEVELOPMENTAL AUTHORITIES -- 6.0%
                       California Infrastructure Development, Series 1997-1, Class
                         A7 6.42% 2008++...........................................       2,000            2,043
                       Intermediate American Development Bank 8.88% 2009...........       2,000            2,448
                                                                                                        ---------
                                                                                                           4,491
                                                                                                        ---------
                       FEDERAL AGENCY OBLIGATIONS -- 29.8%++
                       Federal Home Loan Mortgage Corp. 6.50% TBA..................       1,000              996
                       Federal Home Loan Mortgage Corp. 6.50% 2009*................       2,000            1,955
                       Federal Home Loan Mortgage Corp. 9.00% 2021-2022............         869              926
                       Federal Home Loan Mortgage Corp. 9.50% 2016.................         507              543
                       Federal Home Loan Mortgage Corp. 11.88% 2013................          11               13
                       Federal Home Loan Mortgage Corp. 12.50% 2013................          99              111
                       Federal National Mortgage Association 6.85% 2026*...........       1,153            1,161
                       Federal National Mortgage Association 7.00% TBA.............       4,000            4,056
                       Federal National Mortgage Association 7.50% 2009............       1,044            1,073
                       Government National Mortgage Association 6.50% TBA..........       4,000            3,981
                       Government National Mortgage Association 8.00% 2017.........       1,286            1,354
                       Government National Mortgage Association 8.50% 2016-2022....       1,357            1,440
                       Government National Mortgage Association 9.00% 2016-2017....         643              695
                       Government National Mortgage Association 9.50% 2009-2017....       3,477            3,756
                       Government National Mortgage Association 10.00% 2016........          25               28
                       Government National Mortgage Association 10.50% 2016........         125              138
                       Government National Mortgage Association 11.00% 2019........          39               44
                       Government National Mortgage Association 11.50% 2010........          12               14
                                                                                                        ---------
                                                                                                          22,284
                                                                                                        ---------
                       MORTGAGE-RELATED SECURITIES -- 13.5%++
                       Asset Backed Securities Investment Trust, Series 1997-D,
                         Class A 6.79% 2003*#......................................         750              753
                       DLJ Mortgage Acceptance Corp., Series 1996-CF2, Class A1B
                         7.29% 2021#...............................................       3,800            4,015
                       Merrill Lynch Mortgage Investors, Inc., Series 1995-C3,
                         Class A2 6.82% 2025*......................................         500              509
                       Merrill Lynch Mortgage Investors, Inc., Series 1997-C1,
                         Class A1 6.95% 2029*......................................         956              984
                       Morgan (J.P.) Commercial Mortgage Finance Corp., Series
                         1995-C1, Class A2 7.40% 2010*.............................       1,000            1,029
                       Mortgage Capital Funding Inc., Series 1998-MC1, Class A1
                         6.42% 2007*...............................................       1,492            1,511
                       Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC
                         2.50% 2040#...............................................       1,300            1,308
                                                                                                        ---------
                                                                                                          10,109
                                                                                                        ---------

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                        BONDS & NOTES (CONTINUED)                    (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       UNITED STATES TREASURY -- 37.1%
                       8.88% Bonds 2017............................................      $5,200         $  6,967
                       10.75% Bonds 2003...........................................       5,150            6,272
                       12.00% Bonds 2013...........................................       1,000            1,474
                       5.88% Notes 2005............................................       2,975            3,013
                       7.25% Notes 2004............................................       6,750            7,300
                       7.50% Notes 2005............................................       2,500            2,756
                                                                                                        ---------
                                                                                                          27,782
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $69,991)..................                       71,088
                                                                                                        ---------

                       SHORT-TERM SECURITIES -- 20.0%
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 20.0%
                       American Express Credit Corp. 5.50% due 6/8/98..............       2,800            2,797
                       Ameritech Corp. 5.50% due 6/24/98...........................       1,000              996
                       Coca-Cola Co. 5.50% due 7/10/98.............................       2,400            2,386
                       Gannett, Inc. 5.48% due 6/1/98..............................       1,800            1,800
                       Heinz (H.J.) Co. 5.49% due 6/5/98...........................       3,000            2,998
                       Minnesota Mining & Manufacturing Co. 5.48% due 8/11/98......         900              890
                       Procter & Gamble Co. 5.47% due 6/8/98.......................       1,100            1,099
                       Vermont American Corp. 5.49% due 6/18/98....................       2,000            1,995
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $14,961)..................                       14,961
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $84,952)                                       115.0%                      86,049
                       Liabilities in excess of other assets --               (15.0)                     (11,215)
                                                                             ------                     ---------
                       NET ASSETS --                                          100.0%                    $ 74,834
                                                                             ======                     =========

              -----------------------------

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than stated maturity.

              *   Fair valued security; see Note 2

              #  Resale restricted to qualified institutional buyers

              TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement.

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
                    CASH MANAGEMENT SERIES  INVESTMENT PORTFOLIO -- MAY 31, 1998
                                                                     (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                     SHORT-TERM SECURITIES -- 100.1%                 (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       COMMERCIAL PAPER -- 71.7%
                       Abbott Laboratories, Inc. 5.47% due 6/1/98..................      $  650          $   650
                       AI Credit Corp. 5.49% due 6/1/98............................       1,500            1,500
                       Albertson's, Inc. 5.50% due 6/5/98..........................       1,500            1,499
                       American Express Credit Corp. 5.50% due 7/8/98..............       1,400            1,392
                       Ameritech Corp. 5.50% due 6/23/98#..........................       1,385            1,380
                       Amoco Corp. 5.45% due 7/9/98................................       1,300            1,292
                       Atlantic Richfield Co. 5.50% due 6/5/98.....................       1,000              999
                       Baltimore Gas & Electric Co. 5.50% due 6/4/98...............       1,000            1,000
                       Bell Atlantic Financial Services 5.48% due 6/18/98..........       1,500            1,496
                       Bell South Telecommunications, Inc. 5.48% due 6/23/98.......       1,000              997
                       Bestfoods 5.50% due 6/19/98.................................       3,000            2,992
                       Campbell Soup Co. 5.46% due 6/26/98.........................       2,700            2,690
                       Chevron Corp. 5.47% due 6/9/98..............................       1,500            1,498
                       CIT Group Holdings, Inc. 5.50% due 6/9/98...................       1,000              999
                       Coca-Cola Co. 5.50% due 6/24/98.............................       1,700            1,694
                       Colgate-Palmolive Co. 5.47% due 6/11/98#....................       1,500            1,498
                       Commercial Credit Co. 5.51% due 6/16/98.....................       2,000            1,995
                       Deere & Co. 5.50% due 6/15/98...............................       1,500            1,497
                       Duke Power Co. 5.49% due 6/10/98............................       1,500            1,498
                       Electronic Data Systems Corp. 5.50% due 6/2/98..............       1,100            1,100
                       Ford Motor Credit Co. 5.51% due 6/11/98.....................       1,500            1,498
                       Gannett, Inc. 5.48% due 6/2/98..............................       1,000            1,000
                       General Electric Capital Services, Inc. 5.52% due 7/17/98...       2,000            1,986
                       General Mills, Inc. 5.48% due 6/4/98........................       1,000            1,000
                       Gillette Co. 5.47% due 6/3/98...............................       1,800            1,799
                       Heinz (H.J.) Co. 5.48% due 6/3/98...........................       1,500            1,500
                       Hershey Foods Corp. 5.50% due 6/4/98........................       1,750            1,749
                       IBM Credit Corp. 5.51% due 6/25/98..........................       1,000              996
                       Minnesota Mining & Manufacturing Co. 5.47% due 6/9/98.......       1,000              999
                       Monsanto Co. 5.50% due 6/25/98..............................       1,000              996
                       Pfizer, Inc. 5.48% due 6/17/98..............................       1,200            1,197
                       Procter & Gamble Co. 5.48% due 6/12/98......................       1,500            1,497
                       Sara Lee Corp. 5.48% due 6/11/98............................       1,000              998
                       SBC Communications, Inc. 5.49% due 6/8/98#..................       1,900            1,898
                       Shell Oil Co. 5.48% due 6/10/98.............................       1,750            1,748
                       St. Paul Cos., Inc. 5.50% due 6/29/98.......................       1,500            1,494
                       Vermont American Corp. 5.49% due 7/1/98#....................       2,000            1,991
                       Xerox Corp. 5.47% due 6/26/98...............................       1,500            1,494
                                                                                                         --------
                       TOTAL COMMERCIAL PAPER (cost: $55,506)......................                       55,506
                                                                                                         --------

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                    SHORT-TERM SECURITIES (CONTINUED)                (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FEDERAL AGENCY OBLIGATIONS -- 28.4%
                       Federal Home Loan Bank Discount Notes 5.37% due 7/06/98.....      $2,000          $ 1,990
                       Federal Home Loan Bank Discount Notes 5.38% due 7/06/98.....       2,500            2,487
                       Federal Home Loan Bank Discount Notes 5.39% due 6/24/98.....       3,200            3,189
                       Federal Home Loan Mortgage Discount Notes 5.40% due
                         6/12/98...................................................       3,100            3,095
                       Federal Home Loan Mortgage Discount Notes 5.40% due
                         6/19/98...................................................       1,900            1,895
                       Federal Home Loan Mortgage Discount Notes 5.40% due
                         7/10/98...................................................       2,600            2,585
                       Federal Home Loan Mortgage Discount Notes 5.41% due
                         7/07/98...................................................         650              646
                       Federal Home Loan Mortgage Discount Notes 5.43% due
                         7/14/98...................................................       1,500            1,490
                       Federal National Mortgage Association Discount Notes 5.40%
                         due 6/15/98...............................................       1,250            1,247
                       Federal National Mortgage Association Discount Notes 5.40%
                         due 7/02/98...............................................       1,600            1,593
                       Federal National Mortgage Association Discount Notes 5.42%
                         due 6/22/98...............................................       1,800            1,794
                                                                                                         --------
                       TOTAL FEDERAL AGENCY OBLIGATIONS (cost $22,011).............                       22,011
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $77,517)..................                       77,517
                                                                                                         --------
                       TOTAL INVESTMENTS --
                         (cost $77,517)                                       100.1%                      77,517
                       Liabilities in excess of other assets --                (0.1)                         (91)
                                                                             ------                      --------
                       NET ASSETS --                                          100.0%                     $77,426
                                                                             ======                      ========

              # Resale restricted to qualified institutional buyers

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF ASSETS AND LIABILITIES
    MAY 31, 1998 (UNAUDITED)

    (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*..........  $750,522     $202,717        $848,733       $140,143     $107,141      $71,088
   Short-term securities*....................    41,678       21,692         108,477         13,292        5,524       14,961
   Cash......................................        98           51             171              6            8           42
   Foreign cash..............................        --           85              --             --           --           --
   Receivables for --
     Sales of investments....................    11,442          341          21,874             --        1,871           --
     Fund shares sold........................       321           42             273            214          566          232
     Dividends and accrued interest..........       170          668           1,855            851        1,981          585
     Foreign currency contracts..............        --          341              --             --           --           --
   Prepaid expenses..........................        18            5              21              3            3            2
   Unrealized appreciation on forward foreign
     currency contracts......................        --           --              --             --            8           --
                                               --------------------------------------------------------------------------------
                                                804,249      225,942         981,404        154,509      117,102       86,910
                                               --------------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed....................     1,782          271           1,017            454          153          157
     Purchases of investments................       594           --           2,511          2,091          508       11,851
     Advisory fees...........................       219          117             258             41           31           21
     Management fees.........................       146           47             172             27           21           14
     Foreign currency contracts..............        --          341              --             --           --           --
   Other accrued expenses....................        91          115              99             38           40           33
   Unrealized depreciation on forward foreign
     currency contracts......................        --           --              --             --           39           --
                                               --------------------------------------------------------------------------------
                                                  2,832          891           4,057          2,651          792       12,076
                                               --------------------------------------------------------------------------------
   NET ASSETS................................  $801,417     $225,051        $977,347       $151,858     $116,310      $74,834
                                               ================================================================================
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........    19,691       15,448          28,574          9,930        8,866        7,095
   Net asset value per share.................  $  40.70     $  14.57        $  34.20       $  15.29     $  13.12      $ 10.55
                                               ================================================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $407,461     $156,489        $577,500       $107,492     $105,155      $73,650
   Accumulated undistributed net investment
     income..................................     1,020        1,070           8,535          2,721        5,339        2,408
   Accumulated undististributed net realized
     gain (loss) on investments, futures,
     options and foreign currency............    87,702       19,683          96,042         11,142        3,369       (2,321)
   Unrealized appreciation on investments....   305,234       47,819         295,270         30,503        2,478        1,097
   Unrealized foreign exchange loss on other
     assets and liablities...................        --          (10)             --             --          (31)          --
                                               --------------------------------------------------------------------------------
       Net Assets............................  $801,417     $225,051        $977,347       $151,858     $116,310      $74,834
                                               ================================================================================
   ---------------
   *Cost
     Investment securities...................  $445,288     $154,898        $553,463       $109,640     $104,663      $69,991
                                               ================================================================================
     Short-term securities...................  $ 41,678     $ 21,692        $108,477       $ 13,292     $  5,524      $14,961
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   ASSETS:
   Investment securities, at value*..........   $    --
   Short-term securities*....................    77,517
   Cash......................................        98
   Foreign cash..............................        --
   Receivables for --
     Sales of investments....................        --
     Fund shares sold........................       395
     Dividends and accrued interest..........        --
     Foreign currency contracts..............        --
   Prepaid expenses..........................         1
   Unrealized appreciation on forward foreign
     currency contracts......................        --
                                                -------
                                                 78,011
                                                -------
   LIABILITIES:
   Payables for --
     Fund shares redeemed....................       514
     Purchases of investments................        --
     Advisory fees...........................        20
     Management fees.........................        13
     Foreign currency contracts..............        --
   Other accrued expenses....................        38
   Unrealized depreciation on forward foreign
     currency contracts......................        --
                                                -------
                                                    585
                                                -------
   NET ASSETS................................   $77,426
                                                =======
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........     7,202
   Net asset value per share.................   $ 10.75
                                                =======
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................   $75,922
   Accumulated undistributed net investment
     income..................................     1,505
   Accumulated undististributed net realized
     gain (loss) on investments, futures,
     options and foreign currency............        (1)
   Unrealized appreciation on investments....        --
   Unrealized foreign exchange loss on other
     assets and liablities...................        --
       Net Assets............................   $77,426
                                                -------
   *Cost
     Investment securities...................   $    --
                                                =======
     Short-term securities...................   $77,517
                                                =======

    See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF OPERATIONS
    FOR THE SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

    (DOLLARS IN THOUSANDS)

                                                                                                                      U.S.
                                                                                                                   GOVERNMENT/
                                                                                           ASSET      HIGH-YIELD    AAA-RATED
                                               GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                               SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ---------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest................................  $ 1,705      $   841        $  3,644       $ 2,089      $ 5,319       $2,725
     Dividends*..............................    1,570        2,161           7,551         1,094          405           --
                                               -------------------------------------------------------------------------------
            Total income                         3,275        3,002          11,195         3,183        5,724        2,725
                                               -------------------------------------------------------------------------------
   Expenses:
     Advisory fees...........................    1,257          675           1,487           241          188          127
     Management fees.........................      838          270             991           161          125           85
     Custodian fees..........................      100          192             117            32           27           21
     Reports to investors....................       16            8              18             5            6            5
     Auditing and legal fees.................       13           14              13             9           10           11
     Trustees' fees..........................        9            2              10             2            1            1
     Other expenses..........................        6            2               8             1            1            2
                                               -------------------------------------------------------------------------------
            Total expenses...................    2,239        1,163           2,644           451          358          252
                                               -------------------------------------------------------------------------------
   Net investment income.....................    1,036        1,839           8,551         2,732        5,366        2,473
                                               -------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain on investments..........   87,998       19,598          96,071        11,160        3,347        1,007
   Net realized foreign exchange gain
     on other assets and liabilities.........       --          106              --            --           35           --
   Change in unrealized appreciation/
     depreciation of investments.............    9,135       16,594           9,698          (555)      (2,202)        (719)
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................       --         (253)             --            --          (39)          --
                                               -------------------------------------------------------------------------------
   Net realized and unrealized gain on
     investments and foreign currencies......   97,133       36,045         105,769        10,605        1,141          288
                                               -------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS..............................  $98,169      $37,884        $114,320       $13,337      $ 6,507       $2,761
                                               ===============================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   NET INVESTMENT INCOME:
   Income:
     Interest................................   $1,722
     Dividends*..............................       --
                                                ------
            Total income                         1,722
                                                ------
   Expenses:
     Advisory fees...........................      101
     Management fees.........................       67
     Custodian fees..........................       16
     Reports to investors....................        7
     Auditing and legal fees.................       10
     Trustees' fees..........................        1
     Other expenses..........................        1
                                                ------
            Total expenses...................      203
                                                ------
   Net investment income.....................    1,519
                                                ------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain on investments..........       --
   Net realized foreign exchange gain
     on other assets and liabilities.........       --
   Change in unrealized appreciation/
     depreciation of investments.............       --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................       --
                                                ------
   Net realized and unrealized gain on
     investments and foreign currencies......        0
                                                ------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS..............................   $1,519
                                                ======

---------------
    * Net of foreign witholding taxes of $27; $246; $111 and $13 on Growth, International, Growth-Income and Asset Allocation Series, respectively.

    See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                        U.S.
                                                                                                                     GOVERNMENT/
                                                                                             ASSET      HIGH YIELD    AAA-RATED
                                                GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   -----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.....................  $   1,036     $  1,839        $   8,551      $  2,732     $  5,366     $  2,473
   Net realized gain on investments..........     87,998       19,598           96,071        11,160        3,347        1,007
   Net realized foreign exchange gain on
     other assets and liabilities............         --          106               --            --           35           --
   Change in unrealized appreciation/
     depreciation of investments.............      9,135       16,594            9,698          (555)      (2,202)        (719)
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................         --         (253)              --            --          (39)          --
                                               ---------------------------------------------------------------------------------
   Net increase in net assets resulting from
     operations..............................     98,169       37,884          114,320        13,337        6,507        2,761
                                               ---------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS
     PAID TO SHAREHOLDERS:
   Dividends from net investment income......     (3,495)      (3,310)         (17,480)       (5,385)     (11,180)      (6,410)
   Distributions from net realized gains on
     investments.............................   (148,000)     (54,645)        (166,343)      (18,305)      (2,570)          --
                                               ---------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................   (151,495)     (57,955)        (183,823)      (23,690)     (13,750)      (6,410)
                                               ---------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................     48,870       19,235           46,833         8,584       13,907        9,267
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................    151,495       57,955          183,823        23,690       13,750        6,410
   Cost of shares repurchased................   (146,852)     (55,405)        (134,238)      (25,509)     (22,774)     (18,803)
                                               ---------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................     53,513       21,785           96,418         6,765        4,883       (3,126)
                                               ---------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...        187        1,714           26,915        (3,588)      (2,360)      (6,775)

   NET ASSETS:
   Beginning of period.......................    801,230      223,337          950,432       155,446      118,670       81,609
                                               ---------------------------------------------------------------------------------
   End of period.............................  $ 801,417     $225,051        $ 977,347      $151,858     $116,310     $ 74,834
                                               ---------------------------------------------------------------------------------
                                               ---------------------------------------------------------------------------------
   ---------------
   Accumulated undistributed net investment
     income..................................  $   1,020     $  1,070        $   8,535      $  2,721     $  5,339     $  2,408
                                               ---------------------------------------------------------------------------------
                                               ---------------------------------------------------------------------------------
   Shares issued and repurchased:
     Sold....................................      1,091        1,188            1,255           523        1,002          841
     Issued in reinvestment of dividends and
       distributions.........................      3,612        3,971            5,274         1,547        1,051          616
     Repurchased.............................     (3,295)      (3,439)          (3,624)       (1,561)      (1,634)      (1,713)
                                               ---------------------------------------------------------------------------------
   Net increase (decrease)...................      1,408        1,720            2,905           509          419         (256)
                                               ---------------------------------------------------------------------------------
                                               ---------------------------------------------------------------------------------


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income.....................  $  1,519
   Net realized gain on investments..........        --
   Net realized foreign exchange gain on
     other assets and liabilities............        --
   Change in unrealized appreciation/
     depreciation of investments.............        --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................        --
                                               --------
   Net increase in net assets resulting from
     operations..............................     1,519
                                               --------
   DIVIDENDS AND DISTRIBUTIONS
     PAID TO SHAREHOLDERS:
   Dividends from net investment income......    (3,995)
   Distributions from net realized gains on
     investments.............................        --
                                               --------
   Total dividends and distributions paid to
     shareholders............................    (3,995)
                                               --------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    75,268
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................     3,995
   Cost of shares repurchased................   (68,587)
                                               --------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................    10,676
                                               --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...     8,200
   NET ASSETS:
   Beginning of period.......................    69,226
                                               --------
   End of period.............................  $ 77,426
                                               --------
                                               --------
   ---------------
   Accumulated undistributed net investment
     income..................................  $  1,505
                                               --------
                                               --------
   Shares issued and repurchased:
     Sold....................................     6,825
     Issued in reinvestment of dividends and
       distributions.........................       375
     Repurchased.............................    (6,120)
                                               --------
   Net increase (decrease)...................     1,080
                                               --------
                                               --------

    See Notes to Financial Statements
---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1997

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                  U.S.
                                                                                               GOVERNMENT/
                                                                       ASSET      HIGH-YIELD    AAA-RATED       CASH
                          GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES    MANAGEMENT
                          SERIES        SERIES          SERIES         SERIES       SERIES       SERIES        SERIES
   --------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment
     income............  $   3,485     $   2,486       $  17,471      $  5,381     $ 10,872     $  6,330     $   3,985
   Net realized gain
     (loss) on
     investments.......    146,719        54,711         166,979        18,372        5,128       (1,673)           (1)
   Net realized foreign
     exchange loss
     on other assets
       and
       liabilities.....         --           (19)             (1)           --           --           --            --
   Change in unrealized
     appreciation/
     depreciation of
       investments.....     16,891       (25,138)         19,920         1,609       (1,037)         286            --
   Change in unrealized
     foreign exchange
     gain/loss on other
     assets and
     liabilities.......         --           243              --            --            8           --            --
                         ----------------------------------------------------------------------------------------------
   Net increase in net
     assets resulting
     from
     operations........    167,095        32,283         204,369        25,362       14,971        4,943         3,984
                         ----------------------------------------------------------------------------------------------
   DIVIDENDS AND
     DISTRIBUTIONS PAID
     TO SHAREHOLDERS:
   Dividends from net
     investment
     income............     (3,795)       (3,950)        (18,320)       (5,690)     (12,665)      (8,435)       (4,852)
   Distributions from
     net realized gains
     on investments....   (118,520)      (17,640)       (124,190)      (14,930)          --           --            --
                         ----------------------------------------------------------------------------------------------
   Total dividends and
     distributions paid
     to shareholders...   (122,315)      (21,590)       (142,510)      (20,620)     (12,665)      (8,435)       (4,852)
                         ----------------------------------------------------------------------------------------------
   CAPITAL SHARE
     TRANSACTIONS:
   Proceeds from shares
     sold..............    136,992        78,283          69,784        15,741       36,139       10,319       244,501
   Proceeds from shares
     issued for
     reinvestment of
     dividends and
     distributions.....    122,315        21,590         142,510        20,620       12,665        8,435         4,852
   Cost of shares
     repurchased.......   (316,021)     (136,373)       (243,077)      (38,717)     (63,777)     (42,505)     (268,495)
                         ----------------------------------------------------------------------------------------------
   Net decrease in net
     assets resulting
     from capital share
     transactions......    (56,714)      (36,500)        (30,783)       (2,356)     (14,973)     (23,751)      (19,142)
                         ----------------------------------------------------------------------------------------------
   TOTAL INCREASE
     (DECREASE) IN NET
     ASSETS............    (11,934)      (25,807)         31,076         2,386      (12,667)     (27,243)      (20,010)
   NET ASSETS:
   Beginning of
     period............    813,164       249,144         919,356       153,060      131,337      108,852        89,236
                         ----------------------------------------------------------------------------------------------
   End of period.......  $ 801,230     $ 223,337       $ 950,432      $155,446     $118,670     $ 81,609     $  69,226
                         ==============================================================================================

---------------

   Accumulated
     undistributed net
     investment
     income............  $   3,479     $   2,541       $  17,464      $  5,374     $ 11,153     $  6,345     $   3,981
                         ==============================================================================================
   Shares issued and
     repurchased:
     Sold..............      3,275         4,723           2,012           994        2,669          949        21,803
     Issued in
       reinvestment of
       dividends and
       distributions...      3,424         1,442           4,590         1,438          990          816           444
     Repurchased.......     (7,648)       (8,200)         (6,971)       (2,442)      (4,696)      (3,875)      (23,966)
                         ----------------------------------------------------------------------------------------------
   Net decrease........       (949)       (2,035)           (369)          (10)      (1,037)      (2,110)       (1,719)
                         ==============================================================================================

    See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Anchor Pathway Fund (the "Fund") is a Massachusetts Business Trust. Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares ($.01 par value per share) of beneficial interest in seven separate series, with shares of each series representing an interest in a separate portfolio of assets and operating as a distinct fund. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are offered only to Variable Separate Accounts, a separate account of Anchor National Life Insurance Company which offers annuity contracts.

The investment objectives for each series are as follows:

The GROWTH SERIES seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics, such as convertible preferred stocks, which demonstrate the potential for appreciation.

The INTERNATIONAL SERIES seeks long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States.

The GROWTH-INCOME SERIES seeks growth of capital and income by investing primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that can include common stocks and other equity-type securities (such as convertible bonds and preferred stocks), bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

The HIGH YIELD BOND SERIES seeks a high level of current income and secondarily seeks capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. Government and other debt securities rated AAA by Standard & Poor's Ratings Services or Aaa by Moody's Investors Service, Inc. or that have not received a rating but are determined to be of comparable quality by the investment adviser.

The CASH MANAGEMENT SERIES seeks high current yield while preserving capital by investing in a diversified selection of high quality money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange the Fund uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Trustees.

---------------------

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Fund are allocated among the series based upon their relative net asset values or other appropriate allocation methods. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the year ended November 30, 1997, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows, (dollars in thousands):

                                                                    ACCUMULATED     ACCUMULATED
                                                                   UNDISTRIBUTED   UNDISTRIBUTED     PAID
                                                                   NET REALIZED    NET INVESTMENT     IN
                                                                    GAIN/(LOSS)    INCOME/(LOSS)    CAPITAL
                                                                     -----------------------------------
    Growth Series...............................................      $1,037            $ --        $(1,037)
    International Series........................................         (62)             62             --
    Growth-Income Series........................................        (424)             --            424
    Asset Allocation Series.....................................           4              (4)            --
    High-Yield Bond Series......................................        (289)            289             --
    U.S. Government/AAA-Rated Securities Series.................          (5)             21            (16)
    Cash Management Series......................................          --              --             --

3. OPERATING POLICIES:

FORWARD FOREIGN CURRENCY CONTRACTS: Certain series may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

                                                           ---------------------

4. FEDERAL INCOME TAXES: It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for book purposes (which approximates tax basis), including short-term securities at May 31, 1998, were as follows (dollars in thousands):

                                                           AGGREGATE    AGGREGATE       NET
                                                           UNREALIZED   UNREALIZED   UNREALIZED     COST OF     CAPITAL LOSS
                                                              GAIN        (LOSS)        GAIN      INVESTMENTS   CARRYOVER*+
                                                           -----------------------------------------------------------------
    Growth Series........................................   $327,992     $(22,793)    $305,199     $487,001        $   --
    International Series.................................     58,467      (10,648)      47,819      176,590            --
    Growth-Income Series.................................    309,547      (14,195)     295,352      661,858            --
    Asset Allocation Series..............................     31,454         (951)      30,503      122,932            --
    High-Yield Bond Series...............................      4,111       (1,633)       2,478      110,187            --
    U.S. Government/AAA-Rated Securities Series**........      1,353         (105)       1,248       84,801         3,232
    Cash Management Series...............................         --           --           --       77,517             1

---------------
 * Expire 2003-2005
** Post 10/31/97 Capital Loss Deferral: U.S. Government/AAA-Rated Securities Series $73
 + Net capital loss carryover reported as of November 30, 1997, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

5. BUSINESS MANAGER AND INVESTMENT ADVISER: SunAmerica Asset Management Corp. (the "Business Manager"), an indirect wholly owned subsidiary of Anchor National Life Insurance Company, which is an indirect subsidiary of SunAmerica Inc., pursuant to a business management agreement, manages the business affairs and the administration of the Fund. For providing these services, the Business Manager receives a monthly fee which is accrued daily based on the average net assets of each series of the Fund. Except for the International Series, the Business Manager fee accrues at the annual rate of .24% on that portion of each series' average daily net assets not exceeding $30,000,000 and .20% on that portion of the series' average daily net assets in excess of $30,000,000. The Business Manager fee for the International Series accrues at the annual rate of
 .24% on the series' average daily net assets.

  Advisory fees paid to Capital Research and Management Company (the "Investment Adviser") are based on the net assets of each series at the following annual rates: .36% on that portion of each series' (except for the International Series) average daily net assets not exceeding $30,000,000 and .30% on that portion of the series' average net assets in excess of $30,000,000. The advisory fee for the International Series accrues at the annual rate of .66% on that portion of the series' average daily net assets not exceeding $60,000,000 and
 .58% on that portion of the series' average daily net assets in excess of $60,000,000.

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities (dollars in thousands) for the six months ended May 31, 1998, was as follows:

                                                                                                   ASSET
                                                       GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION   HIGH-YIELD
                                                       SERIES       SERIES          SERIES         SERIES     BOND SERIES
                                                      -------------------------------------------------------------------
       Purchases of portfolio securities............  $ 95,275      $62,487        $142,379       $ 16,993      $49,845
       Sales of portfolio securities................   184,103       81,075         210,486         29,976       56,965
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......        --           --              --         13,024           --
       Sales of U.S. government securities..........        --           --              --         10,884        1,036

                                                         U.S.
                                                      GOVERNMENT/
                                                       AAA-RATED       CASH
                                                      SECURITIES    MANAGEMENT
                                                        SERIES        SERIES
                                                      -------------------------------------------------------------------
       Purchases of portfolio securities............    $14,377         $--
       Sales of portfolio securities................      8,356         --
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......     60,702         --
       Sales of U.S. government securities..........     65,716         --

---------------------

   O
---------------------

ANCHOR PATHWAY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  NET REALIZED      TOTAL      DIVIDENDS     DIVIDENDS
                        NET ASSET      NET        & UNREALIZED       FROM       DECLARED     FROM NET     NET ASSET
                          VALUE      INVEST-      GAIN (LOSS)      INVEST-      FROM NET     REALIZED       VALUE
       PERIOD           BEGINNING      MENT            ON            MENT      INVESTMENT     GAIN ON      END OF      TOTAL
        ENDED           OF PERIOD    INCOME@      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS    PERIOD     RETURN**
------------------------------------------------------------------------------------------------------------------------------
                                                        Growth Series
             11/30/93    $30.96       $0.24          $ 5.32         $ 5.56       $(0.23)      $(0.53)      $35.76       18.26%
             11/30/94     35.76        0.19            1.04           1.23        (0.25)       (2.66)       34.08        3.33
             11/30/95     34.08        0.25           12.02          12.27        (0.20)       (2.65)       43.50       37.93
             11/30/96     43.50        0.18            5.10           5.28        (0.28)       (6.22)       42.28       14.02
             11/30/97     42.28        0.18            8.30           8.48        (0.21)       (6.73)       43.82       23.78
              5/31/98*    43.82        0.05            5.65           5.70        (0.20)       (8.62)       40.70       12.42

                                                     International Series
             11/30/93    $10.00       $0.18          $ 2.54         $ 2.72       $(0.14)      $(0.01)      $12.57       27.41%
             11/30/94     12.57        0.22            0.81           1.03        (0.12)       (0.22)       13.26        8.17
             11/30/95     13.26        0.26            1.11           1.37        (0.23)       (0.50)       13.90       11.18
             11/30/96     13.90        0.22            2.46           2.68        (0.46)       (0.31)       15.81       20.03
             11/30/97     15.81        0.17            1.78           1.95        (0.27)       (1.22)       16.27       13.15
              5/31/98*    16.27        0.13            2.88           3.01        (0.27)       (4.44)       14.57       18.46

                                                     Growth-Income Series
             11/30/93    $26.25       $0.71          $ 2.44         $ 3.15       $(0.63)      $(0.54)      $28.23       12.34%
             11/30/94     28.23        0.69           (0.14)          0.55        (0.76)       (1.56)       26.46        2.00
             11/30/95     26.46        0.71            7.46           8.17        (0.76)       (2.23)       31.64       33.47
             11/30/96     31.64        0.67            5.87           6.54        (0.77)       (2.10)       35.31       21.88
             11/30/97     35.31        0.66            6.91           7.57        (0.75)       (5.10)       37.03       24.62
              5/31/98*    37.03        0.32            4.36           4.68        (0.71)       (6.80)       34.20       12.28

                                                   Asset Allocation Series
             11/30/93    $12.90       $0.63          $ 0.72         $ 1.35       $(0.46)      $(0.13)      $13.66       10.76%
             11/30/94     13.66        0.58           (0.69)         (0.11)       (0.62)       (0.31)       12.62       (0.84)
             11/30/95     12.62        0.55            3.16           3.71        (0.68)       (0.38)       15.27       31.01
             11/30/96     15.27        0.56            2.17           2.73        (0.63)       (1.14)       16.23       19.34
             11/30/97     16.23        0.55            2.00           2.55        (0.63)       (1.65)       16.50       17.86
              5/31/98*    16.50        0.28            1.20           1.48        (0.61)       (2.08)       15.29        8.92

                                                    High-Yield Bond Series
             11/30/93    $14.60       $1.27          $ 1.02         $ 2.29       $(1.22)      $   --       $15.67       16.44%
             11/30/94     15.67        1.24           (1.88)         (0.64)       (1.49)       (0.49)       13.05       (4.70)
             11/30/95     13.05        1.26            0.99           2.25        (1.56)       (0.13)       13.61       18.97
             11/30/96     13.61        1.21            0.56           1.77        (1.53)          --        13.85       14.05
             11/30/97     13.85        1.19            0.44           1.63        (1.43)          --        14.05       12.76
              5/31/98*    14.05        0.62            0.16           0.78        (1.39)       (0.32)       13.12        5.55

                                         U.S. Government/AAA-Rated Securities Series
             11/30/93    $12.87       $0.95          $ 0.61         $ 1.56       $(0.91)      $(0.18)      $13.34       12.58%
             11/30/94     13.34        0.90           (1.43)         (0.53)       (1.11)       (0.17)       11.53       (4.17)
             11/30/95     11.53        0.86            0.85           1.71        (1.20)       (0.06)       11.98       15.95
             11/30/96     11.98        0.80           (0.21)          0.59        (1.06)          --        11.51        5.49
             11/30/97     11.51        0.76           (0.14)          0.62        (1.03)          --        11.10        6.09
              5/31/98*    11.10        0.34            0.05           0.39        (0.94)          --        10.55        3.60

                                                    Cash Management Series
             11/30/93    $11.50       $0.29          $   --         $ 0.29       $(0.39)      $   --       $11.40        2.57%
             11/30/94     11.40        0.40              --           0.40        (0.33)          --        11.47        3.56
             11/30/95     11.47        0.61            0.01           0.62        (0.44)          --        11.65        5.53
             11/30/96     11.65        0.55              --           0.55        (0.82)          --        11.38        4.94
             11/30/97     11.38        0.54            0.01           0.55        (0.62)          --        11.31        5.03
              5/31/98*    11.31        0.26            0.01           0.27        (0.83)          --        10.75        2.47

                                                 RATIO OF NET
                       NET ASSETS    RATIO OF     INVESTMENT
                         END OF      EXPENSES       INCOME      PORTFOLIO     AVERAGE
       PERIOD            PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER     COMMISSION
        ENDED           (000'S)     NET ASSETS    NET ASSETS      RATE       PER SHARE#
---------------------  ----------------------------------------------------------------
                                                Growth Series
             11/30/93   $735,400       0.55%          0.71%       21.99%      $   N/A
             11/30/94    712,602       0.55           0.56        33.79           N/A
             11/30/95    897,275       0.55           0.65        23.72           N/A
             11/30/96    813,164       0.55           0.46        25.51        0.0561
             11/30/97    801,230       0.54           0.44        29.01        0.0477
              5/31/98    801,417       0.54           0.25        12.36        0.0487
                                             International Series
             11/30/93   $192,162       1.12%          1.62%       22.56%      $   N/A
             11/30/94    259,498       1.04           1.64        21.68           N/A
             11/30/95    228,134       1.05           1.95        16.79           N/A
             11/30/96    249,144       1.02           1.56        44.94        0.0196
             11/30/97    223,337       1.04           0.99        47.45        0.0043
              5/31/98    225,051       1.04           1.64        32.00        0.0259
                                             Growth-Income Series
             11/30/93   $862,716       0.55%          2.60%       29.22%      $   N/A
             11/30/94    765,971       0.55           2.54        32.97           N/A
             11/30/95    882,143       0.55           2.52        18.81           N/A
             11/30/96    919,356       0.55           2.07        23.72        0.0564
             11/30/97    950,432       0.54           1.88        30.06        0.0493
              5/31/98    977,347       0.54           1.74        16.66        0.0502
                                           Asset Allocation Series
             11/30/93   $166,555       0.60%          4.70%       22.66%      $   N/A
             11/30/94     142,678      0.59           4.47        48.53           N/A
             11/30/95    153,608       0.59           4.04        53.58           N/A
             11/30/96    153,060       0.58           3.74        40.97        0.0573
             11/30/97    155,446       0.59           3.49        39.14        0.0507
              5/31/98    151,858       0.58           3.53        20.82        0.0514
                                            High-Yield Bond Series
             11/30/93   $190,515       0.59%          8.43%       59.03%      $   N/A
             11/30/94     127,467      0.59           8.76        44.97           N/A
             11/30/95    146,590       0.59           9.66        31.64           N/A
             11/30/96    131,337       0.58           9.09        36.99           N/A
             11/30/97    118,670       0.61           8.68        64.49           N/A
              5/31/98    116,310       0.60           8.98        44.10           N/A
                                 U.S. Government/AAA-Rated Securities Series
             11/30/93   $228,569       0.58%          7.19%        9.14%      $   N/A
             11/30/94     149,368      0.58           7.42        16.95           N/A
             11/30/95    134,938       0.59           7.49        43.43           N/A
             11/30/96    108,852       0.59           7.03        17.12           N/A
             11/30/97     81,609       0.63           6.93        46.17           N/A
              5/31/98     74,834       0.64           6.27       104.96           N/A
                                            Cash Management Series
             11/30/93   $192,384       0.58%          2.59%          --%      $   N/A
             11/30/94    186,396       0.57           3.52           --           N/A
             11/30/95    100,872       0.58           5.32           --           N/A
             11/30/96     89,236       0.58           4.81           --           N/A
             11/30/97     69,226       0.63           4.87           --           N/A
              5/31/98     77,426       0.66           4.96           --           N/A

---------------

@ Calculated based upon average shares outstanding

# The average commission per share is derived by dividing the agency commissions paid on equity securities trades by the number of shares purchased or sold.

*  Unaudited

** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

See Notes to Financial Statements

                                                           ---------------------

 (SUNAMERICA LOGO)

  Anchor National Life Insurance Company
  1 SunAmerica Center
  Los Angeles, California 90067-6022

                                                               --------------
                                                                  BULK RATE
                                                                U.S. POSTAGE
                                                                   P A I D
                                                                 TOWNE, INC.
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P-1064 (R 7/98)